JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 42.2%
U.S. Treasury Bonds
6.13%, 11/15/2027	2,134,000	2,233,865
6.13%, 8/15/2029	2,100,000	2,252,742
5.38%, 2/15/2031	3,169,000	3,337,848
4.50%, 2/15/2036	2,176,000	2,192,660
4.75%, 2/15/2037	3,130,000	3,217,542
5.00%, 5/15/2037	3,978,000	4,185,602
4.38%, 2/15/2038	3,595,000	3,549,501
4.50%, 5/15/2038	3,747,000	3,742,316
3.50%, 2/15/2039	2,639,000	2,347,885
4.25%, 5/15/2039	4,314,000	4,169,077
4.50%, 8/15/2039	2,015,000	1,999,573
4.38%, 11/15/2039	1,148,000	1,121,811
4.63%, 2/15/2040	2,598,000	2,608,148
1.13%, 5/15/2040	460,000	278,659
4.38%, 5/15/2040	4,256,000	4,146,275
3.88%, 8/15/2040	3,782,000	3,459,348
1.38%, 11/15/2040	6,607,400	4,113,107
1.88%, 2/15/2041	5,922,000	4,000,126
4.75%, 2/15/2041	1,891,000	1,916,706
2.25%, 5/15/2041	5,423,000	3,875,750
1.75%, 8/15/2041	3,266,000	2,130,044
2.00%, 11/15/2041	4,062,000	2,753,274
3.13%, 11/15/2041	1,536,000	1,249,680
2.38%, 2/15/2042	5,398,000	3,883,186
3.13%, 2/15/2042	1,436,000	1,163,833
3.00%, 5/15/2042	789,000	625,036
3.38%, 8/15/2042	3,664,000	3,061,158
2.75%, 11/15/2042	99,000	74,915
4.00%, 11/15/2042	562,000	512,386
3.13%, 2/15/2043	446,000	357,079
3.88%, 2/15/2043	4,338,000	3,879,799
2.88%, 5/15/2043	1,805,000	1,385,620
3.63%, 8/15/2043	808,000	694,375
4.38%, 8/15/2043	1,616,000	1,543,785
3.75%, 11/15/2043	600,000	524,531
4.75%, 11/15/2043	100,000	100,281
3.63%, 2/15/2044	493,000	422,516
3.00%, 11/15/2044	37,000	28,559
2.50%, 2/15/2045	3,894,000	2,743,445
2.88%, 8/15/2045	4,081,000	3,062,025
2.50%, 5/15/2046	3,355,000	2,330,152
2.25%, 8/15/2046	650,000	428,086
3.00%, 2/15/2047	174,000	131,778
3.00%, 5/15/2047	4,610,000	3,485,592
2.88%, 5/15/2049	3,269,000	2,381,773
2.25%, 8/15/2049	3,680,000	2,343,700
2.38%, 11/15/2049	6,078,000	3,976,342
2.00%, 2/15/2050	5,760,000	3,443,400

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.25%, 5/15/2050	9,805,000	4,775,341
1.38%, 8/15/2050	824,000	414,446
1.63%, 11/15/2050	9,658,000	5,195,702
1.88%, 2/15/2051	6,689,000	3,839,904
2.38%, 5/15/2051	5,783,000	3,749,010
2.00%, 8/15/2051	6,025,000	3,557,574
1.88%, 11/15/2051	4,553,000	2,596,633
2.25%, 2/15/2052	5,228,000	3,274,035
2.88%, 5/15/2052	3,484,000	2,513,924
3.00%, 8/15/2052	4,276,000	3,167,581
4.00%, 11/15/2052	898,000	806,516
3.63%, 2/15/2053	3,047,000	2,552,339
3.63%, 5/15/2053	1,408,000	1,179,640
4.13%, 8/15/2053	2,370,000	2,174,105
4.75%, 11/15/2053	1,000,000	1,019,063
4.25%, 2/15/2054	1,920,000	1,801,200
U.S. Treasury Notes
1.13%, 2/28/2025	1,438,000	1,395,309
2.75%, 5/15/2025	5,605,000	5,478,669
4.25%, 5/31/2025	1,105,000	1,094,813
2.88%, 6/15/2025	4,483,000	4,379,331
2.75%, 6/30/2025	2,525,000	2,462,072
4.63%, 6/30/2025	1,606,000	1,597,154
3.00%, 7/15/2025	949,000	927,129
2.88%, 7/31/2025	3,684,000	3,590,893
4.75%, 7/31/2025	2,458,000	2,447,534
0.25%, 9/30/2025	12,484,000	11,719,843
4.25%, 10/15/2025	2,000,000	1,978,516
0.25%, 10/31/2025	10,626,000	9,938,216
3.00%, 10/31/2025	621,000	603,680
5.00%, 10/31/2025	3,795,000	3,791,739
2.25%, 11/15/2025	1,723,000	1,656,032
0.38%, 11/30/2025	4,065,000	3,796,170
4.00%, 12/15/2025	10,000	9,850
0.38%, 12/31/2025	4,028,000	3,747,928
2.63%, 12/31/2025	2,475,000	2,386,055
4.25%, 12/31/2025	22,000	21,746
0.38%, 1/31/2026	15,546,000	14,415,271
1.63%, 2/15/2026	584,000	552,450
0.50%, 2/28/2026	19,800,000	18,344,391
2.50%, 2/28/2026	4,884,000	4,685,588
4.63%, 2/28/2026	494,000	491,356
4.63%, 3/15/2026	910,000	905,237
0.75%, 3/31/2026	7,091,000	6,580,780
2.25%, 3/31/2026	5,058,000	4,824,858
4.50%, 3/31/2026	1,000,000	992,773
0.75%, 4/30/2026	7,047,000	6,521,228
2.38%, 4/30/2026	209,000	199,489
1.63%, 5/15/2026	1,213,000	1,139,983

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.63%, 5/15/2026	1,577,000	1,540,347
0.75%, 5/31/2026	7,034,000	6,489,415
4.13%, 6/15/2026	110,000	108,436
0.88%, 6/30/2026	6,355,000	5,863,480
4.50%, 7/15/2026	524,000	520,438
0.63%, 7/31/2026	4,809,000	4,399,484
1.50%, 8/15/2026	3,478,000	3,238,888
1.38%, 8/31/2026	1,096,000	1,016,626
0.88%, 9/30/2026	4,763,000	4,358,145
1.63%, 9/30/2026	2,943,000	2,740,669
1.13%, 10/31/2026	9,361,000	8,590,180
1.63%, 10/31/2026	3,770,000	3,502,566
2.00%, 11/15/2026	4,605,000	4,314,309
4.63%, 11/15/2026	1,228,000	1,224,163
1.25%, 11/30/2026	1,582,000	1,452,845
1.63%, 11/30/2026	2,895,000	2,684,434
4.38%, 12/15/2026	100,000	99,125
1.25%, 12/31/2026	3,325,000	3,047,830
1.75%, 12/31/2026	4,409,000	4,093,481
1.50%, 1/31/2027	4,082,000	3,756,397
2.25%, 2/15/2027	4,606,000	4,322,083
1.13%, 2/28/2027	4,518,000	4,106,791
1.88%, 2/28/2027	4,627,000	4,292,988
0.63%, 3/31/2027	2,610,000	2,332,688
2.50%, 3/31/2027	4,187,000	3,947,229
0.50%, 4/30/2027	1,747,000	1,550,872
2.75%, 4/30/2027	3,896,000	3,693,591
2.38%, 5/15/2027	2,403,000	2,252,437
2.63%, 5/31/2027	4,534,000	4,277,546
0.50%, 6/30/2027	744,000	656,522
3.25%, 6/30/2027	4,366,000	4,192,383
2.75%, 7/31/2027	4,475,000	4,227,127
2.25%, 8/15/2027	4,577,000	4,253,034
0.50%, 8/31/2027	5,077,000	4,450,704
3.13%, 8/31/2027	2,278,000	2,174,956
0.38%, 9/30/2027	3,807,000	3,312,982
4.13%, 9/30/2027	1,323,000	1,302,535
0.50%, 10/31/2027	5,823,000	5,073,744
4.13%, 10/31/2027	750,000	738,223
2.25%, 11/15/2027	4,041,000	3,739,504
0.63%, 11/30/2027	8,731,000	7,619,162
3.88%, 11/30/2027	2,983,000	2,912,154
0.63%, 12/31/2027	4,604,000	4,005,480
3.88%, 12/31/2027	2,449,000	2,390,645
0.75%, 1/31/2028	4,946,000	4,311,135
2.75%, 2/15/2028	1,833,000	1,718,151
1.13%, 2/29/2028	4,529,000	3,994,012
4.00%, 2/29/2028	4,061,000	3,978,828
1.25%, 3/31/2028	4,631,000	4,093,370

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.63%, 3/31/2028	4,276,000	4,133,355
1.25%, 4/30/2028	2,311,000	2,038,374
3.50%, 4/30/2028	4,370,000	4,203,052
2.88%, 5/15/2028	4,355,000	4,090,978
1.25%, 5/31/2028	4,666,000	4,105,351
3.63%, 5/31/2028	4,232,000	4,087,848
1.25%, 6/30/2028	3,585,000	3,146,958
1.00%, 7/31/2028	1,608,000	1,393,307
2.88%, 8/15/2028	4,304,000	4,029,956
4.88%, 10/31/2028	3,714,000	3,762,456
3.13%, 11/15/2028	2,140,000	2,018,956
4.38%, 11/30/2028	671,000	666,859
3.75%, 12/31/2028	1,135,000	1,098,733
2.63%, 2/15/2029	1,568,000	1,443,050
2.38%, 3/31/2029	531,000	482,048
2.88%, 4/30/2029	4,299,000	3,991,017
2.38%, 5/15/2029	2,609,000	2,363,999
2.75%, 5/31/2029	4,576,000	4,218,500
3.25%, 6/30/2029	4,185,000	3,945,997
2.63%, 7/31/2029	5,369,000	4,907,182
1.63%, 8/15/2029	5,982,000	5,195,928
3.13%, 8/31/2029	4,257,000	3,983,621
3.88%, 9/30/2029	3,960,000	3,840,581
4.00%, 10/31/2029	3,995,000	3,896,373
1.75%, 11/15/2029	4,425,000	3,851,479
3.88%, 11/30/2029	4,296,000	4,163,428
3.88%, 12/31/2029	3,712,000	3,595,420
3.50%, 1/31/2030	4,337,000	4,118,795
1.50%, 2/15/2030	6,212,000	5,282,141
4.00%, 2/28/2030	4,153,000	4,046,255
3.63%, 3/31/2030	4,245,000	4,053,643
3.50%, 4/30/2030	4,309,000	4,084,797
0.63%, 5/15/2030	10,615,000	8,488,683
3.75%, 5/31/2030	4,457,000	4,280,461
3.75%, 6/30/2030	3,760,000	3,608,719
4.00%, 7/31/2030	3,619,000	3,520,608
0.63%, 8/15/2030	9,172,000	7,266,660
4.13%, 8/31/2030	4,003,000	3,919,187
4.63%, 9/30/2030	2,605,000	2,620,874
4.88%, 10/31/2030	1,342,000	1,368,945
0.88%, 11/15/2030	5,286,000	4,226,322
4.38%, 11/30/2030	2,669,000	2,648,774
3.75%, 12/31/2030	942,000	901,965
1.13%, 2/15/2031	8,440,000	6,824,531
4.25%, 2/28/2031	835,000	822,997
1.63%, 5/15/2031	6,255,000	5,194,582
1.25%, 8/15/2031	5,780,000	4,638,450
1.38%, 11/15/2031	8,619,000	6,930,215
1.88%, 2/15/2032	5,561,000	4,619,106

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.88%, 5/15/2032	4,837,000	4,314,755
2.75%, 8/15/2032	2,329,000	2,051,703
4.13%, 11/15/2032	4,318,000	4,205,327
3.50%, 2/15/2033	4,575,000	4,248,316
3.38%, 5/15/2033	738,000	677,461
4.50%, 11/15/2033	520,000	520,163
4.00%, 2/15/2034	1,715,000	1,649,348
Total U.S. Treasury Obligations (Cost $687,520,771)		635,508,710
Mortgage-Backed Securities — 25.5%
FHLMC Gold Pools, 15 Year
Pool # J10548, 4.00%, 8/1/2024	586	584
Pool # J15449, 4.00%, 5/1/2026	22,712	22,382
Pool # G14781, 3.50%, 3/1/2027	12,220	11,920
Pool # G15201, 4.00%, 5/1/2027	1,731	1,717
Pool # J20129, 2.50%, 8/1/2027	34,463	33,135
Pool # G15438, 4.00%, 9/1/2027	2,686	2,647
Pool # G15602, 2.50%, 11/1/2027	22,816	21,984
Pool # E09028, 2.00%, 3/1/2028	48,155	45,640
Pool # J23362, 2.00%, 4/1/2028	46,126	43,716
Pool # G18466, 2.00%, 5/1/2028	6,660	6,311
Pool # G18465, 2.50%, 5/1/2028	12,312	11,770
Pool # G15601, 2.50%, 1/1/2029	25,893	24,747
Pool # G14957, 3.50%, 1/1/2029	59,610	57,751
Pool # G16570, 4.00%, 7/1/2029	939	928
Pool # G18540, 2.50%, 2/1/2030	18,290	17,209
Pool # G18556, 2.50%, 6/1/2030	24,424	22,906
Pool # V60840, 3.00%, 6/1/2030	6,067	5,775
Pool # G16622, 3.00%, 11/1/2030	24,815	23,573
Pool # G16019, 3.50%, 12/1/2030	5,722	5,634
Pool # J36524, 3.00%, 3/1/2032	83,057	77,974
Pool # J36660, 3.00%, 3/1/2032	25,700	24,076
Pool # G16568, 2.50%, 4/1/2033	2,286	2,106
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	62,730	60,705
Pool # A30892, 5.00%, 1/1/2035	48,568	48,015
Pool # A39210, 5.50%, 10/1/2035	16,413	16,493
Pool # V83754, 5.50%, 1/1/2036	26,953	27,085
Pool # A82255, 5.50%, 9/1/2036	97,012	97,484
Pool # G03381, 5.50%, 9/1/2037	17,672	17,759
Pool # A89760, 4.50%, 12/1/2039	16,726	16,163
Pool # A92197, 5.00%, 5/1/2040	49,024	48,342
Pool # G06856, 6.00%, 5/1/2040	3,285	3,358
Pool # A93359, 4.00%, 8/1/2040	820	771
Pool # G06222, 4.00%, 1/1/2041	172,793	162,004
Pool # Q03516, 4.50%, 9/1/2041	19,161	18,516
Pool # Q04088, 3.50%, 10/1/2041	16,949	15,465
Pool # Q04688, 4.00%, 11/1/2041	2,656	2,480
Pool # G08477, 3.50%, 2/1/2042	4	4

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # Q06771, 3.00%, 3/1/2042	32,564	28,691
Pool # C03858, 3.50%, 4/1/2042	84,271	76,894
Pool # Q08646, 3.50%, 6/1/2042	18,668	17,034
Pool # G60737, 4.50%, 8/1/2042	2,024	1,956
Pool # Q11220, 3.50%, 9/1/2042	73,340	66,919
Pool # Q13477, 3.00%, 12/1/2042	2,220	1,947
Pool # Q14321, 3.00%, 12/1/2042	24,571	21,585
Pool # C04420, 3.00%, 1/1/2043	145,135	127,732
Pool # Q14694, 3.00%, 1/1/2043	2,496	2,194
Pool # G61723, 3.50%, 1/1/2043	56,988	52,005
Pool # C09031, 2.50%, 2/1/2043	77,953	65,409
Pool # V80026, 3.00%, 4/1/2043	44,430	38,996
Pool # Q17374, 4.00%, 4/1/2043	2,798	2,630
Pool # Z40090, 4.50%, 9/1/2044	23,888	22,966
Pool # G61617, 4.50%, 1/1/2045	18,015	17,409
Pool # G08651, 4.00%, 6/1/2045	82,405	76,647
Pool # G08653, 3.00%, 7/1/2045	40,426	35,093
Pool # Q35223, 4.00%, 8/1/2045	9,287	8,495
Pool # G60238, 3.50%, 10/1/2045	577,493	520,833
Pool # G60506, 3.50%, 4/1/2046	33,018	29,686
Pool # G08710, 3.00%, 6/1/2046	27,683	23,969
Pool # Q41024, 3.00%, 6/1/2046	484,348	419,755
Pool # G08724, 2.50%, 9/1/2046	10,492	8,767
Pool # G61070, 3.00%, 9/1/2046	403,233	353,221
Pool # G61730, 3.00%, 9/1/2046	109,222	95,828
Pool # G61235, 4.50%, 9/1/2046	19,179	18,439
Pool # G08736, 2.50%, 12/1/2046	11,008	9,171
Pool # Q45872, 3.00%, 1/1/2047	274,381	237,006
Pool # G08747, 3.00%, 2/1/2047	142,094	122,959
Pool # G61623, 3.00%, 4/1/2047	20,915	18,132
Pool # G60985, 3.00%, 5/1/2047	77,684	67,204
Pool # G60996, 3.50%, 5/1/2047	6,306	5,666
Pool # Q47884, 4.00%, 5/1/2047	16,523	15,354
Pool # V83233, 4.00%, 6/1/2047	78,347	72,770
Pool # G08775, 4.00%, 8/1/2047	26,646	24,528
Pool # Q50152, 4.00%, 8/1/2047	62,161	57,691
Pool # Q51268, 3.50%, 10/1/2047	41,674	37,398
Pool # G08787, 3.00%, 11/1/2047	254,157	218,929
Pool # G61681, 3.00%, 12/1/2047	5,824	5,019
Pool # Q52866, 3.00%, 12/1/2047	22,576	19,649
Pool # G08793, 4.00%, 12/1/2047	24,891	23,047
Pool # Q53751, 3.50%, 1/1/2048	73,859	66,231
Pool # G08812, 3.00%, 4/1/2048	8,945	7,703
Pool # G61866, 4.00%, 6/1/2048	19,424	18,100
Pool # G08842, 4.00%, 10/1/2048	10,296	9,494
Pool # G61885, 4.50%, 11/1/2048	23,770	22,676
Pool # G08862, 4.00%, 2/1/2049	16,721	15,438
Pool # Q61487, 4.00%, 2/1/2049	29,832	27,561

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	637	635
Pool # ZK2080, 4.00%, 1/1/2025	4,597	4,554
Pool # ZA2587, 4.00%, 9/1/2025	1,528	1,511
Pool # ZK2723, 3.50%, 11/1/2025	4,230	4,161
Pool # ZK3540, 3.00%, 9/1/2026	24,503	23,846
Pool # ZS8460, 3.00%, 4/1/2027	8,566	8,297
Pool # SB0031, 3.50%, 10/1/2027	8,303	8,165
Pool # ZS6674, 2.50%, 4/1/2028	758	725
Pool # ZS7140, 2.00%, 1/1/2029	121,005	114,144
Pool # ZS7751, 3.00%, 1/1/2029	57,887	55,733
Pool # SB0071, 2.50%, 5/1/2030	14,801	14,192
Pool # ZS7331, 3.00%, 12/1/2030	17,828	16,913
Pool # ZS7888, 2.50%, 10/1/2032	2,404	2,220
Pool # ZK9070, 3.00%, 11/1/2032	491,608	460,765
Pool # SB0256, 4.00%, 11/1/2033	6,816	6,765
Pool # SB0077, 3.50%, 10/1/2034	33,519	31,834
Pool # SB0302, 3.00%, 4/1/2035	391,844	363,873
Pool # QN2407, 2.00%, 6/1/2035	104,117	91,655
Pool # SB8500, 2.50%, 7/1/2035	300,052	271,093
Pool # RC1712, 1.50%, 12/1/2035	952,388	813,787
Pool # SB8090, 2.50%, 2/1/2036	807,360	731,141
Pool # QN6095, 2.00%, 5/1/2036	124,746	109,651
Pool # QN6718, 2.00%, 6/1/2036	268,022	235,582
Pool # QN8347, 1.50%, 10/1/2036	311,486	264,395
Pool # SB8127, 1.50%, 11/1/2036	308,144	261,552
Pool # SB8131, 1.50%, 12/1/2036	623,242	529,001
Pool # SB8136, 1.50%, 1/1/2037	395,160	335,404
Pool # SB8140, 1.50%, 2/1/2037	480,229	407,571
Pool # SB8141, 2.00%, 2/1/2037	1,561,468	1,364,037
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	56,692	52,919
Pool # ZJ9491, 3.50%, 12/1/2032	12,133	11,532
Pool # ZS9164, 3.00%, 9/1/2033	2,433	2,264
Pool # SC0107, 3.50%, 11/1/2034	4,534	4,309
Pool # ZA2463, 3.50%, 6/1/2037	25,636	23,989
Pool # RB5026, 2.50%, 11/1/2039	32,323	27,955
Pool # QK0157, 2.50%, 1/1/2040	15,087	13,042
Pool # RB5032, 2.50%, 2/1/2040	26,583	23,002
Pool # RB5037, 2.50%, 3/1/2040	2,654	2,295
Pool # RB5043, 2.50%, 4/1/2040	35,996	31,124
Pool # RB5048, 2.50%, 5/1/2040	76,865	66,446
Pool # SC0131, 1.50%, 3/1/2041	187,242	151,672
Pool # SC0134, 1.50%, 3/1/2041	192,055	155,571
Pool # RB5145, 2.00%, 2/1/2042	1,439,697	1,187,905
Pool # RB5154, 2.50%, 4/1/2042	861,895	734,999
Pool # RB5166, 3.00%, 7/1/2042	874,118	764,189
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	24,618	24,722

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZS2546, 5.00%, 2/1/2039	13,780	13,579
Pool # ZJ0449, 4.00%, 9/1/2040	18,359	17,189
Pool # ZL3548, 3.50%, 8/1/2042	53,777	49,002
Pool # ZA4209, 3.00%, 4/1/2043	680,761	597,228
Pool # ZS3712, 3.50%, 4/1/2043	133,294	121,454
Pool # ZS4077, 3.50%, 1/1/2044	18,512	16,848
Pool # ZS4592, 4.00%, 11/1/2044	122,917	114,190
Pool # ZS4609, 3.00%, 4/1/2045	33,624	29,203
Pool # ZS9618, 3.50%, 3/1/2046	397,361	357,831
Pool # SD0146, 3.00%, 11/1/2046	111,068	96,051
Pool # ZM2209, 3.50%, 12/1/2046	270,365	242,490
Pool # SD0388, 3.50%, 6/1/2047	397,732	358,617
Pool # ZS4729, 3.00%, 8/1/2047	263,932	227,313
Pool # ZM4635, 4.00%, 11/1/2047	365,782	338,221
Pool # SD0225, 3.00%, 12/1/2047	506,675	437,946
Pool # ZT0534, 3.50%, 12/1/2047	259,903	233,833
Pool # ZS4750, 3.00%, 1/1/2048	21,342	18,353
Pool # SI2002, 4.00%, 3/1/2048	425,239	392,908
Pool # ZM6887, 3.00%, 5/1/2048	38,223	32,821
Pool # ZM7669, 3.50%, 8/1/2048	65,010	57,718
Pool # ZN4476, 3.50%, 12/1/2048	234,703	210,065
Pool # ZA6286, 4.00%, 2/1/2049	112,924	104,162
Pool # ZT1776, 3.50%, 3/1/2049	20,286	18,110
Pool # ZN5087, 4.00%, 4/1/2049	91,762	85,265
Pool # ZT1864, 4.00%, 4/1/2049	2,668	2,459
Pool # ZT1951, 3.50%, 5/1/2049	6,527	5,824
Pool # ZT1952, 4.00%, 5/1/2049	42,916	39,515
Pool # QA4907, 3.00%, 6/1/2049	101,058	87,252
Pool # ZT2086, 3.50%, 6/1/2049	36,243	32,325
Pool # SD7502, 3.50%, 7/1/2049	107,164	95,714
Pool # SD8001, 3.50%, 7/1/2049	12,787	11,380
Pool # SD7501, 4.00%, 7/1/2049	66,094	61,415
Pool # QA1997, 3.00%, 8/1/2049	16,380	14,017
Pool # RA1202, 3.50%, 8/1/2049	352,419	314,218
Pool # SD8005, 3.50%, 8/1/2049	45,234	40,331
Pool # SD8006, 4.00%, 8/1/2049	26,649	24,514
Pool # SD8023, 2.50%, 11/1/2049	7,570	6,185
Pool # QA4509, 3.00%, 11/1/2049	325,937	278,778
Pool # SD8025, 3.50%, 11/1/2049	134,860	120,391
Pool # SD8029, 2.50%, 12/1/2049	142,851	116,673
Pool # RA1878, 3.50%, 12/1/2049	98,929	88,123
Pool # SD8037, 2.50%, 1/1/2050	381,701	311,634
Pool # QA7416, 3.00%, 2/1/2050	338,754	289,665
Pool # QA7554, 3.00%, 2/1/2050	870,401	748,701
Pool # RA2116, 3.00%, 2/1/2050	504,452	431,509
Pool # SD0303, 2.50%, 4/1/2050	647,171	531,935
Pool # QA9653, 3.50%, 5/1/2050	31,686	28,288
Pool # SD8080, 2.00%, 6/1/2050	57,948	44,978
Pool # QB1691, 2.00%, 7/1/2050	767,876	600,197

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA3727, 2.00%, 10/1/2050	1,776,764	1,389,234
Pool # SD8104, 1.50%, 11/1/2050	1,162,327	855,070
Pool # RA4197, 2.50%, 12/1/2050	490,772	400,943
Pool # RA4349, 2.50%, 1/1/2051	316,484	259,865
Pool # QB8583, 1.50%, 2/1/2051	1,169,070	862,095
Pool # SD8140, 2.00%, 4/1/2051	368,239	285,802
Pool # SD8142, 3.00%, 4/1/2051	959,392	817,285
Pool # SD8145, 1.50%, 5/1/2051	989,658	729,554
Pool # RA5287, 2.00%, 5/1/2051	5,919,407	4,623,658
Pool # QC2565, 2.00%, 6/1/2051	1,672,989	1,300,673
Pool # QC3259, 2.00%, 6/1/2051	319,384	246,595
Pool # SD8158, 3.50%, 6/1/2051	263,728	232,835
Pool # QC5125, 2.00%, 8/1/2051	252,803	196,228
Pool # QC6057, 2.50%, 8/1/2051	243,993	198,009
Pool # SD8163, 3.50%, 8/1/2051	104,700	92,444
Pool # RA5832, 2.50%, 9/1/2051	668,678	546,723
Pool # SD8168, 3.00%, 9/1/2051	219,458	185,359
Pool # SD0688, 2.50%, 10/1/2051	4,122,299	3,370,261
Pool # SD8173, 2.50%, 10/1/2051	1,051,590	852,750
Pool # QC8788, 3.00%, 10/1/2051	1,768,252	1,488,060
Pool # QD3500, 2.50%, 12/1/2051	1,669,943	1,367,958
Pool # RA6649, 2.00%, 1/1/2052	4,527,617	3,497,827
Pool # RA6694, 2.00%, 1/1/2052	440,606	340,468
Pool # SD0963, 3.50%, 1/1/2052	971,230	853,533
Pool # RA6816, 2.00%, 2/1/2052	231,529	178,719
Pool # SD0897, 2.00%, 2/1/2052	899,308	702,821
Pool # SD8199, 2.00%, 3/1/2052	918,879	709,992
Pool # SD8204, 2.00%, 4/1/2052	1,802,648	1,393,715
Pool # QD9578, 2.50%, 4/1/2052	1,452,981	1,175,723
Pool # QD9765, 2.50%, 4/1/2052	1,419,696	1,148,332
Pool # SD8205, 2.50%, 4/1/2052	488,829	395,703
Pool # SD0945, 3.50%, 4/1/2052	1,021,001	896,055
Pool # SD1461, 3.00%, 5/1/2052	916,647	780,260
Pool # SD8214, 3.50%, 5/1/2052	1,062,378	932,207
Pool # SD1840, 3.00%, 6/1/2052	445,334	377,375
Pool # SD1406, 2.00%, 8/1/2052	457,825	353,990
Pool # RA8112, 4.50%, 10/1/2052	1,789,351	1,675,713
Pool # SD2381, 5.50%, 3/1/2053	2,265,416	2,243,665
Pool # SD2572, 5.50%, 3/1/2053	929,794	922,023
Pool # SD2580, 6.00%, 3/1/2053	932,936	935,555
Pool # RA8736, 6.50%, 3/1/2053	876,735	892,964
Pool # SD8322, 4.50%, 5/1/2053	94,419	88,422
Pool # RA9469, 6.50%, 7/1/2053	446,673	455,602
Pool # SD8373, 6.00%, 11/1/2053	1,896,669	1,899,548
Pool # SD4605, 7.00%, 1/1/2054	481,035	494,739
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 6/25/2054 (a)	1,437,000	1,304,009
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	27,236	27,005
Pool # AC7007, 4.50%, 1/1/2025	2,098	2,083

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AL9580, 4.00%, 3/1/2025	1,028	1,020
Pool # 932724, 4.00%, 4/1/2025	1,202	1,190
Pool # AE0971, 4.00%, 5/1/2025	1,020	1,015
Pool # AE0939, 3.50%, 2/1/2026	11,892	11,717
Pool # FM2968, 4.00%, 5/1/2026	3,115	3,070
Pool # AJ6632, 3.00%, 11/1/2026	20,030	19,495
Pool # AJ9357, 3.50%, 1/1/2027	38,507	37,592
Pool # AK4047, 3.00%, 2/1/2027	7,671	7,443
Pool # AL4586, 4.00%, 2/1/2027	11,738	11,563
Pool # AO0527, 3.00%, 5/1/2027	10,146	9,805
Pool # AO4400, 2.50%, 7/1/2027	25,173	24,028
Pool # AL8138, 4.00%, 9/1/2027	6,228	6,160
Pool # AB6811, 2.50%, 10/1/2027	7,291	6,983
Pool # AQ9442, 2.00%, 12/1/2027	16,576	15,738
Pool # AB8447, 2.50%, 2/1/2028	13,583	12,988
Pool # AR4180, 2.50%, 2/1/2028	6,178	5,903
Pool # AL3802, 3.00%, 2/1/2028	35,165	34,012
Pool # AB8787, 2.00%, 3/1/2028	43,206	40,934
Pool # AP6059, 2.00%, 6/1/2028	5,553	5,236
Pool # BM5381, 3.00%, 6/1/2028	40,100	38,695
Pool # BM1892, 2.50%, 9/1/2028	11,973	11,482
Pool # AS0761, 3.00%, 10/1/2028	17,331	16,602
Pool # AU6961, 3.00%, 10/1/2028	33,324	31,941
Pool # AL6132, 4.50%, 3/1/2029	1,643	1,630
Pool # FM1105, 2.50%, 6/1/2029	26,487	25,317
Pool # AS3345, 2.00%, 7/1/2029	9,808	9,133
Pool # MA2061, 3.00%, 10/1/2029	47,271	45,010
Pool # FM1465, 3.00%, 5/1/2030	67,127	64,413
Pool # 890666, 2.00%, 6/1/2030	18,076	16,990
Pool # MA2684, 3.00%, 7/1/2031	89,559	84,531
Pool # AL9418, 3.50%, 8/1/2031	27,276	26,291
Pool # BD5647, 2.00%, 11/1/2031	13,098	11,985
Pool # 890776, 3.50%, 11/1/2031	17,019	16,451
Pool # BM5490, 3.50%, 11/1/2031	10,917	10,558
Pool # AS8708, 2.50%, 2/1/2032	2,542	2,355
Pool # BM4993, 3.50%, 3/1/2032	19,345	18,780
Pool # BM4741, 3.00%, 4/1/2032	7,058	6,766
Pool # FM1645, 3.00%, 4/1/2032	91,517	87,503
Pool # MA3124, 2.50%, 9/1/2032	28,035	25,856
Pool # FM3099, 3.50%, 9/1/2032	18,333	17,973
Pool # CA0775, 2.50%, 11/1/2032	21,273	19,450
Pool # MA3188, 3.00%, 11/1/2032	15,168	14,221
Pool # BH7081, 2.50%, 12/1/2032	29,872	27,534
Pool # BH8720, 3.50%, 12/1/2032	29,368	27,892
Pool # FM1161, 2.50%, 1/1/2033	28,985	26,952
Pool # FM1691, 2.50%, 1/1/2033	11,088	10,412
Pool # CA9078, 3.00%, 9/1/2033	331,026	313,561
Pool # FM1123, 4.00%, 9/1/2033	1,755	1,698
Pool # FM2153, 4.00%, 11/1/2033	20,638	20,421

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BD9105, 4.00%, 1/1/2034	27,845	27,084
Pool # BM5306, 4.00%, 1/1/2034	3,853	3,723
Pool # FM1733, 3.50%, 5/1/2034	498,125	475,267
Pool # FM6946, 3.00%, 7/1/2034	4,210	3,977
Pool # BO1822, 3.50%, 7/1/2034	55,907	52,924
Pool # MA3764, 2.50%, 9/1/2034	6,932	6,295
Pool # MA3910, 2.00%, 1/1/2035	22,654	19,981
Pool # FM3569, 3.00%, 1/1/2035	89,620	84,681
Pool # FM7941, 2.50%, 2/1/2035	276,942	257,795
Pool # FM2708, 3.00%, 3/1/2035	41,043	39,004
Pool # MA4075, 2.50%, 7/1/2035	338,596	306,642
Pool # CA7497, 2.50%, 10/1/2035	1,006,792	911,773
Pool # BP7572, 2.50%, 11/1/2035	650,731	587,299
Pool # FM5396, 2.00%, 12/1/2035	649,700	573,384
Pool # BR3349, 1.50%, 1/1/2036	1,187,979	1,014,300
Pool # BR1309, 2.00%, 1/1/2036	452,966	398,735
Pool # FM5537, 2.00%, 1/1/2036	509,569	448,550
Pool # FM5797, 2.00%, 1/1/2036	494,484	435,289
Pool # FM5367, 1.50%, 2/1/2036	382,787	326,588
Pool # CB0305, 1.50%, 5/1/2036	783,485	668,448
Pool # FM7843, 1.50%, 6/1/2036	71,413	60,926
Pool # MA4430, 1.00%, 8/1/2036	152,826	126,565
Pool # BT0273, 1.50%, 9/1/2036	379,945	323,950
Pool # MA4417, 1.50%, 9/1/2036	301,408	256,042
Pool # MA4418, 2.00%, 9/1/2036	143,963	126,005
Pool # MA4441, 1.50%, 10/1/2036	422,772	359,634
Pool # BT9452, 1.50%, 11/1/2036	152,485	129,419
Pool # FM9247, 2.00%, 11/1/2036	315,031	275,199
Pool # MA4497, 2.00%, 12/1/2036	2,150,622	1,881,021
Pool # BV7189, 2.00%, 3/1/2037	802,093	701,457
Pool # MA4581, 1.50%, 4/1/2037	819,032	695,107
Pool # MA4582, 2.00%, 4/1/2037	1,054,736	921,472
Pool # FS3117, 2.50%, 5/1/2037	1,651,067	1,489,398
Pool # FS4274, 3.00%, 5/1/2037	1,713,504	1,579,553
Pool # MA4604, 3.00%, 5/1/2037	775,872	713,556
Pool # FS4059, 1.50%, 8/1/2037	2,203,900	1,870,464
Pool # FS4794, 2.00%, 8/1/2037	3,104,048	2,714,611
Pool # FS4756, 2.50%, 8/1/2037	1,769,851	1,592,172
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,466	1,430
Pool # MA0885, 3.50%, 10/1/2031	21,220	20,229
Pool # AB4853, 3.00%, 4/1/2032	22,291	20,859
Pool # MA1058, 3.00%, 5/1/2032	9,618	9,003
Pool # MA1165, 3.00%, 9/1/2032	54,637	51,075
Pool # MA2079, 4.00%, 11/1/2034	10,962	10,538
Pool # AL7654, 3.00%, 9/1/2035	50,445	46,101
Pool # MA2472, 3.00%, 12/1/2035	10,193	9,345
Pool # FM1133, 4.00%, 6/1/2036	23,810	22,893
Pool # BM3089, 4.00%, 8/1/2037	422,340	402,759

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3099, 4.00%, 8/1/2037	1,774	1,696
Pool # BM5330, 2.50%, 12/1/2037	32,932	29,260
Pool # FM3204, 4.00%, 10/1/2038	27,562	26,166
Pool # MA4072, 2.50%, 7/1/2040	128,930	110,100
Pool # MA4128, 2.00%, 9/1/2040	1,215,322	1,014,124
Pool # MA4204, 2.00%, 12/1/2040	756,680	630,842
Pool # CA9019, 2.00%, 2/1/2041	318,524	265,767
Pool # MA4310, 1.50%, 4/1/2041	696,452	562,897
Pool # MA4422, 2.00%, 9/1/2041	356,128	294,509
Pool # FS0316, 1.50%, 11/1/2041	596,768	477,758
Pool # MA4474, 2.00%, 11/1/2041	454,261	375,288
Pool # MA4519, 1.50%, 1/1/2042	467,356	373,957
Pool # MA4521, 2.50%, 1/1/2042	487,577	416,633
Pool # BV7697, 2.50%, 4/1/2042	882,856	752,932
Pool # MA4587, 2.50%, 4/1/2042	402,401	343,185
Pool # MA4632, 3.00%, 6/1/2042	1,051,948	920,001
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	17,251	17,548
Pool # 711215, 5.50%, 6/1/2033	15,521	15,576
Pool # AA1005, 5.00%, 12/1/2033	10,712	10,575
Pool # 725232, 5.00%, 3/1/2034	7,994	7,892
Pool # 725228, 6.00%, 3/1/2034	41,015	41,766
Pool # 790003, 6.00%, 8/1/2034	12,493	12,686
Pool # 735503, 6.00%, 4/1/2035	29,888	30,531
Pool # 190360, 5.00%, 8/1/2035	22,321	22,036
Pool # 904601, 6.00%, 11/1/2036	33,215	33,913
Pool # 888538, 5.50%, 1/1/2037	17,011	17,072
Pool # AB0284, 6.00%, 2/1/2037	30,738	31,383
Pool # AL2627, 5.00%, 7/1/2037	14,325	14,142
Pool # 956965, 6.50%, 12/1/2037	11,327	11,590
Pool # BH7907, 6.50%, 12/1/2037	16,906	17,738
Pool # 961793, 5.00%, 3/1/2038	56,833	56,130
Pool # 985661, 5.50%, 6/1/2038	12,313	12,357
Pool # AU7519, 3.50%, 9/1/2038	9,091	8,285
Pool # AC2638, 5.00%, 10/1/2039	108,317	106,676
Pool # AL0100, 6.00%, 10/1/2039	42,351	43,242
Pool # AC4886, 5.00%, 11/1/2039	20,353	20,053
Pool # 190399, 5.50%, 11/1/2039	68,858	69,104
Pool # AB1143, 4.50%, 6/1/2040	66,534	64,219
Pool # AD6938, 4.50%, 6/1/2040	103,559	99,939
Pool # AD5479, 5.00%, 6/1/2040	20,334	20,024
Pool # AB1259, 5.00%, 7/1/2040	22,491	22,160
Pool # AB1292, 5.00%, 8/1/2040	13,238	13,044
Pool # AL5437, 5.00%, 8/1/2040	71,681	70,412
Pool # AB1421, 5.00%, 9/1/2040	32,334	31,841
Pool # AE4142, 5.00%, 9/1/2040	30,159	29,411
Pool # AE3857, 5.00%, 10/1/2040	449,760	442,899
Pool # AE8289, 4.00%, 12/1/2040	76,906	72,006
Pool # MA0622, 3.50%, 1/1/2041	27,729	25,269

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AH2312, 5.00%, 1/1/2041	65,693	64,657
Pool # AE0828, 3.50%, 2/1/2041	15,132	13,791
Pool # AH3804, 4.00%, 2/1/2041	17,230	16,132
Pool # MA0639, 4.00%, 2/1/2041	26,763	25,058
Pool # AB2676, 3.50%, 4/1/2041	91,742	83,598
Pool # AL0241, 4.00%, 4/1/2041	56,264	52,678
Pool # AI1887, 4.50%, 5/1/2041	225,830	217,976
Pool # BM3118, 6.00%, 7/1/2041	68,246	69,682
Pool # AJ2293, 4.00%, 9/1/2041	15,349	14,371
Pool # AL0933, 5.00%, 10/1/2041	69,951	68,833
Pool # AW8154, 3.50%, 1/1/2042	18,005	16,406
Pool # AX5318, 4.50%, 1/1/2042	58,797	56,742
Pool # BD4480, 4.50%, 1/1/2042	333,870	322,009
Pool # AL1998, 4.00%, 3/1/2042	85,818	80,353
Pool # AO4134, 3.50%, 6/1/2042	10,544	9,608
Pool # AP4258, 3.00%, 8/1/2042	78,074	68,507
Pool # AB6632, 3.50%, 10/1/2042	106,047	96,631
Pool # AB6633, 3.50%, 10/1/2042	20,110	18,324
Pool # AL3344, 4.50%, 10/1/2042	121,161	116,926
Pool # AB6828, 3.50%, 11/1/2042	1,480	1,349
Pool # AL3182, 3.50%, 12/1/2042	16,673	15,193
Pool # AQ9316, 2.50%, 1/1/2043	48,662	40,772
Pool # AB7580, 3.00%, 1/1/2043	111,628	97,792
Pool # AQ1104, 3.00%, 1/1/2043	21,712	18,939
Pool # AR0168, 3.00%, 2/1/2043	44,606	39,133
Pool # AB7964, 3.50%, 2/1/2043	2,110	1,921
Pool # AR2271, 3.50%, 2/1/2043	251,722	228,731
Pool # BM4751, 3.50%, 3/1/2043	27,818	25,424
Pool # AB8742, 4.00%, 3/1/2043	12,161	11,419
Pool # AR6770, 4.00%, 3/1/2043	14,437	13,463
Pool # AT2015, 3.00%, 4/1/2043	30,084	26,355
Pool # AT2016, 3.00%, 4/1/2043	452,056	396,020
Pool # AB9194, 3.50%, 5/1/2043	104,212	94,616
Pool # FM4462, 3.50%, 5/1/2043	680,136	619,795
Pool # AU1629, 3.00%, 7/1/2043	70,410	61,624
Pool # BM3785, 3.50%, 7/1/2043	108,368	98,634
Pool # AS0241, 4.00%, 8/1/2043	734,401	680,472
Pool # BM3704, 3.00%, 9/1/2043	30,684	26,886
Pool # AT2612, 3.50%, 9/1/2043	66,196	60,131
Pool # AU4256, 3.50%, 9/1/2043	20,417	18,480
Pool # AU4283, 3.50%, 9/1/2043	16,301	14,812
Pool # AL4062, 4.00%, 9/1/2043	25,524	23,933
Pool # BM4635, 2.50%, 10/1/2043	140,115	117,418
Pool # AS1121, 4.00%, 11/1/2043	25,807	24,012
Pool # AV0022, 4.00%, 11/1/2043	403,184	375,144
Pool # AL7696, 3.00%, 12/1/2043	49,358	43,269
Pool # AV6103, 4.00%, 1/1/2044	150,898	140,342
Pool # BC1737, 4.00%, 1/1/2044	54,446	51,379
Pool # BM5365, 4.00%, 3/1/2044	60,793	56,923

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM1744, 3.50%, 5/1/2044	27,311	24,887
Pool # AS2700, 4.00%, 6/1/2044	34,252	31,852
Pool # AW6233, 4.50%, 6/1/2044	1,590,111	1,515,439
Pool # AS2947, 4.00%, 7/1/2044	34,386	31,967
Pool # AL9072, 5.00%, 7/1/2044	60,488	60,421
Pool # AL9569, 5.00%, 8/1/2044	85,327	84,342
Pool # AX0152, 4.50%, 9/1/2044	21,730	20,991
Pool # BM4620, 3.00%, 10/1/2044	76,771	67,396
Pool # AS3867, 4.00%, 11/1/2044	9,072	8,429
Pool # FM1746, 3.50%, 1/1/2045	82,876	75,519
Pool # FM0015, 4.00%, 2/1/2045	86,706	81,306
Pool # MA2193, 4.50%, 2/1/2045	9,847	9,454
Pool # FM3414, 4.00%, 3/1/2045	549,303	508,092
Pool # BM3398, 3.50%, 4/1/2045	12,628	11,494
Pool # CA2709, 4.00%, 9/1/2045	1,132,673	1,057,886
Pool # AS5851, 4.50%, 9/1/2045	9,792	9,401
Pool # AS6184, 3.50%, 11/1/2045	117,796	106,546
Pool # BA0315, 3.50%, 11/1/2045	407,925	365,917
Pool # FM1869, 4.00%, 11/1/2045	56,960	52,978
Pool # BM4833, 3.00%, 12/1/2045	493,164	428,632
Pool # FM1708, 3.00%, 12/1/2045	34,857	30,625
Pool # BC0066, 3.50%, 12/1/2045	26,370	23,653
Pool # FM3413, 4.00%, 1/1/2046	69,113	63,933
Pool # FM2323, 4.00%, 2/1/2046	34,995	32,768
Pool # AL9128, 4.50%, 2/1/2046	16,749	16,107
Pool # AS6811, 3.00%, 3/1/2046	24,954	21,608
Pool # BM4834, 3.00%, 3/1/2046	25,579	22,422
Pool # FM1782, 4.00%, 3/1/2046	11,099	10,326
Pool # FM2195, 4.00%, 3/1/2046	26,282	24,609
Pool # AS7003, 3.00%, 4/1/2046	31,799	27,504
Pool # AS7198, 4.50%, 5/1/2046	90,331	86,726
Pool # BD0166, 2.50%, 6/1/2046	107,975	90,205
Pool # BM5168, 2.50%, 6/1/2046	22,173	18,581
Pool # BC6105, 3.50%, 6/1/2046	914,032	819,858
Pool # AS7660, 2.50%, 8/1/2046	208,554	174,226
Pool # MA2730, 2.50%, 8/1/2046	28,816	24,072
Pool # FM3810, 3.00%, 10/1/2046	92,868	81,101
Pool # AL9385, 3.00%, 11/1/2046	44,935	38,803
Pool # MA2806, 3.00%, 11/1/2046	138,358	119,743
Pool # BM3288, 3.50%, 12/1/2046	19,030	17,167
Pool # BM4990, 2.50%, 1/1/2047	10,696	8,963
Pool # FM2807, 3.00%, 1/1/2047	72,089	62,657
Pool # 890856, 3.50%, 1/1/2047	116,008	103,845
Pool # FM3374, 3.50%, 1/1/2047	129,745	118,238
Pool # FM0041, 3.00%, 2/1/2047	555,689	480,035
Pool # BM5955, 4.00%, 2/1/2047	30,219	28,077
Pool # BM5270, 4.50%, 2/1/2047	14,188	13,692
Pool # BM4350, 3.00%, 3/1/2047	684,913	595,397
Pool # MA2920, 3.00%, 3/1/2047	6,921	5,929

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM3107, 3.50%, 3/1/2047	2,720	2,442
Pool # AS9313, 4.00%, 3/1/2047	14,369	13,336
Pool # FM4735, 3.00%, 4/1/2047	146,162	124,802
Pool # FM6073, 4.00%, 4/1/2047	1,036,551	962,631
Pool # AS9480, 4.50%, 4/1/2047	22,903	21,953
Pool # FM1772, 4.50%, 5/1/2047	13,299	12,835
Pool # BD0667, 4.50%, 6/1/2047	360,860	342,245
Pool # AS9937, 3.00%, 7/1/2047	532,832	459,598
Pool # AS9946, 3.50%, 7/1/2047	38,642	34,673
Pool # BM1568, 3.50%, 7/1/2047	58,816	53,253
Pool # BH7375, 3.50%, 8/1/2047	43,099	38,658
Pool # CA0148, 4.50%, 8/1/2047	9,292	8,842
Pool # CA0850, 3.00%, 9/1/2047	31,356	26,999
Pool # MA3147, 3.00%, 10/1/2047	35,661	30,698
Pool # BM2003, 4.00%, 10/1/2047	138,270	128,270
Pool # BH9392, 3.50%, 11/1/2047	11,979	10,728
Pool # CA0681, 3.50%, 11/1/2047	192,804	174,139
Pool # MA3182, 3.50%, 11/1/2047	899,153	805,951
Pool # FM0028, 3.00%, 12/1/2047	41,403	36,106
Pool # MA3209, 3.00%, 12/1/2047	247,648	213,133
Pool # FM1420, 3.50%, 12/1/2047	186,531	168,016
Pool # CA4015, 3.00%, 1/1/2048	8,233	7,082
Pool # BJ6154, 3.50%, 1/1/2048	155,600	139,470
Pool # MA3238, 3.50%, 1/1/2048	43,318	38,792
Pool # BJ5910, 3.50%, 2/1/2048	187,388	169,491
Pool # MA3305, 3.50%, 3/1/2048	694,315	619,977
Pool # FM3494, 2.50%, 4/1/2048	10,061	8,405
Pool # CA2687, 3.00%, 5/1/2048	18,866	16,292
Pool # BM4054, 4.00%, 5/1/2048	83,330	77,432
Pool # MA3425, 3.00%, 6/1/2048	29,000	24,916
Pool # BM4757, 3.50%, 7/1/2048	34,196	30,777
Pool # FM3438, 3.00%, 8/1/2048	615,513	531,393
Pool # BM2007, 4.00%, 9/1/2048	3,775	3,485
Pool # CA2368, 4.00%, 9/1/2048	24,626	22,720
Pool # MA3472, 5.00%, 9/1/2048	7,710	7,559
Pool # CA4655, 3.50%, 10/1/2048	81,643	73,246
Pool # MA3495, 4.00%, 10/1/2048	24,789	22,865
Pool # CA2432, 4.50%, 10/1/2048	45,094	42,977
Pool # FM7895, 3.50%, 11/1/2048	238,365	214,002
Pool # FM1248, 4.50%, 11/1/2048	14,187	13,544
Pool # CA2797, 4.50%, 12/1/2048	538,957	513,654
Pool # FM0030, 3.00%, 2/1/2049	45,590	39,368
Pool # FM6237, 3.50%, 4/1/2049	499,512	448,348
Pool # MA3637, 3.50%, 4/1/2049	15,232	13,593
Pool # MA3638, 4.00%, 4/1/2049	14,686	13,525
Pool # BN5418, 4.50%, 4/1/2049	15,785	15,054
Pool # MA3663, 3.50%, 5/1/2049	879,485	782,039
Pool # MA3664, 4.00%, 5/1/2049	7,261	6,677
Pool # FM4074, 4.50%, 5/1/2049	248,691	236,923

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA4358, 3.50%, 7/1/2049	15,034	13,404
Pool # MA3692, 3.50%, 7/1/2049	887,741	788,583
Pool # FM1672, 4.50%, 7/1/2049	729,032	702,821
Pool # MA3745, 3.50%, 8/1/2049	72,022	64,212
Pool # MA3746, 4.00%, 8/1/2049	10,773	9,911
Pool # FM1385, 5.00%, 8/1/2049	312,971	307,646
Pool # BO4012, 3.00%, 9/1/2049	105,758	89,147
Pool # FM1449, 3.50%, 9/1/2049	127,276	113,461
Pool # FM4430, 3.50%, 9/1/2049	260,483	232,616
Pool # FM3572, 4.50%, 9/1/2049	67,471	64,320
Pool # MA3803, 3.50%, 10/1/2049	34,660	30,890
Pool # MA3833, 2.50%, 11/1/2049	831,718	679,810
Pool # BK0350, 3.00%, 11/1/2049	765,294	657,246
Pool # MA3834, 3.00%, 11/1/2049	462,612	395,777
Pool # FM2363, 3.00%, 1/1/2050	1,400,706	1,204,864
Pool # MA3905, 3.00%, 1/1/2050	777,985	665,425
Pool # CA5021, 3.50%, 1/1/2050	32,455	28,912
Pool # FM5922, 3.50%, 1/1/2050	341,439	304,335
Pool # MA3906, 3.50%, 1/1/2050	32,564	29,009
Pool # CA5135, 2.50%, 2/1/2050	130,234	107,545
Pool # MA3937, 3.00%, 2/1/2050	907,955	776,496
Pool # FM2733, 2.50%, 3/1/2050	91,204	74,518
Pool # FM4372, 3.50%, 3/1/2050	446,728	399,090
Pool # BP2403, 3.50%, 4/1/2050	248,542	220,881
Pool # BP5001, 2.50%, 5/1/2050	525,922	428,662
Pool # FM3257, 3.00%, 5/1/2050	213,407	184,311
Pool # BK2753, 2.50%, 7/1/2050	841,765	685,929
Pool # FS2252, 3.00%, 7/1/2050	843,428	728,162
Pool # BP6626, 2.00%, 8/1/2050	2,186,951	1,697,621
Pool # MA4100, 2.00%, 8/1/2050	1,018,633	790,712
Pool # BP9500, 2.50%, 8/1/2050	81,910	66,729
Pool # BQ0723, 3.50%, 8/1/2050	1,251,876	1,113,005
Pool # FM5750, 4.00%, 8/1/2050	292,209	268,427
Pool # BK3044, 2.50%, 9/1/2050	711,893	579,803
Pool # BP6702, 2.50%, 9/1/2050	526,945	431,662
Pool # FM8260, 4.00%, 9/1/2050	491,012	456,307
Pool # MA4159, 2.50%, 10/1/2050	534,346	435,091
Pool # CA7603, 2.50%, 11/1/2050	289,975	236,905
Pool # MA4183, 2.50%, 11/1/2050	2,390,488	1,947,546
Pool # CA8005, 1.50%, 12/1/2050	158,544	116,941
Pool # CA8222, 1.50%, 12/1/2050	276,244	203,734
Pool # MA4209, 1.50%, 12/1/2050	1,205,533	888,082
Pool # BQ5160, 2.00%, 12/1/2050	2,454,428	1,913,584
Pool # FM5849, 2.00%, 12/1/2050	856,386	661,854
Pool # MA4208, 2.00%, 12/1/2050	435,106	338,690
Pool # FM5597, 2.00%, 1/1/2051	212,437	164,179
Pool # FM6241, 2.00%, 1/1/2051	3,427,784	2,672,439
Pool # FM5854, 2.50%, 1/1/2051	161,446	132,290
Pool # MA4254, 1.50%, 2/1/2051	322,550	237,912

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA9190, 2.00%, 2/1/2051	162,962	126,609
Pool # FM6126, 2.00%, 2/1/2051	195,524	151,108
Pool # BR3515, 2.50%, 2/1/2051	150,461	122,482
Pool # FM6244, 2.00%, 3/1/2051	777,696	607,118
Pool # MA4281, 2.00%, 3/1/2051	240,692	186,834
Pool # FM6523, 2.50%, 3/1/2051	273,895	223,713
Pool # FM6764, 2.50%, 3/1/2051	811,635	655,850
Pool # FM6537, 2.00%, 4/1/2051	2,640,990	2,084,193
Pool # MA4306, 2.50%, 4/1/2051	231,623	188,251
Pool # FM7099, 3.00%, 4/1/2051	723,787	622,116
Pool # MA4343, 1.50%, 5/1/2051	376,336	277,467
Pool # FM7066, 2.50%, 5/1/2051	717,247	597,691
Pool # MA4326, 2.50%, 5/1/2051	1,565,246	1,271,246
Pool # MA4354, 1.50%, 6/1/2051	480,592	354,056
Pool # CB0727, 2.50%, 6/1/2051	1,324,020	1,077,208
Pool # FM7418, 2.50%, 6/1/2051	822,176	674,455
Pool # MA4356, 2.50%, 6/1/2051	4,150,307	3,369,026
Pool # MA4377, 1.50%, 7/1/2051	556,740	410,163
Pool # FM8194, 2.00%, 7/1/2051	346,069	267,239
Pool # CB1027, 2.50%, 7/1/2051	250,423	202,543
Pool # MA4379, 2.50%, 7/1/2051	3,777,880	3,065,913
Pool # CB1150, 3.00%, 7/1/2051	461,889	390,859
Pool # MA4380, 3.00%, 7/1/2051	198,602	168,203
Pool # FM8278, 3.50%, 7/1/2051	348,427	307,703
Pool # BR2236, 2.50%, 8/1/2051	245,555	199,176
Pool # BR2237, 2.50%, 8/1/2051	480,796	390,086
Pool # BR2258, 2.50%, 8/1/2051	161,189	130,845
Pool # CB1276, 2.50%, 8/1/2051	704,444	571,248
Pool # MA4399, 2.50%, 8/1/2051	2,253,238	1,828,130
Pool # MA4401, 3.50%, 8/1/2051	117,111	103,487
Pool # BT0240, 2.00%, 9/1/2051	170,465	132,161
Pool # FM8730, 2.00%, 9/1/2051	911,723	704,031
Pool # MA4413, 2.00%, 9/1/2051	720,195	558,523
Pool # MA4414, 2.50%, 9/1/2051	2,045,530	1,659,184
Pool # MA4436, 1.50%, 10/1/2051	942,167	694,269
Pool # CB1917, 3.00%, 10/1/2051	1,792,325	1,520,181
Pool # MA4464, 1.50%, 11/1/2051	532,331	392,183
Pool # CB2364, 2.00%, 12/1/2051	4,500,535	3,480,730
Pool # FM9868, 2.50%, 12/1/2051	496,947	407,363
Pool # FM9870, 2.50%, 12/1/2051	513,431	419,315
Pool # MA4493, 2.50%, 12/1/2051	842,609	682,786
Pool # MA4512, 2.50%, 1/1/2052	898,736	726,200
Pool # MA4513, 3.00%, 1/1/2052	2,251,555	1,904,109
Pool # CB2773, 2.00%, 2/1/2052	1,817,462	1,404,078
Pool # CB2850, 2.00%, 2/1/2052	225,700	174,264
Pool # MA4547, 2.00%, 2/1/2052	7,668,629	5,931,110
Pool # MA4548, 2.50%, 2/1/2052	910,243	737,257
Pool # BV4248, 2.00%, 3/1/2052	855,806	670,954
Pool # CB3040, 2.00%, 3/1/2052	4,606,059	3,559,774

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4562, 2.00%, 3/1/2052	3,283,241	2,541,012
Pool # FS2099, 1.50%, 4/1/2052	180,563	133,082
Pool # FS1598, 2.00%, 4/1/2052	4,499,754	3,472,692
Pool # MA4577, 2.00%, 4/1/2052	1,454,909	1,124,421
Pool # MA4578, 2.50%, 4/1/2052	6,967,720	5,640,977
Pool # FS1538, 3.00%, 4/1/2052	452,837	384,851
Pool # MA4579, 3.00%, 4/1/2052	994,993	837,291
Pool # MA4597, 2.00%, 5/1/2052	4,259,653	3,290,798
Pool # MA4599, 3.00%, 5/1/2052	467,336	393,555
Pool # CB3608, 3.50%, 5/1/2052	180,786	158,650
Pool # MA4600, 3.50%, 5/1/2052	2,089,729	1,833,835
Pool # MA4622, 2.00%, 6/1/2052	4,629,350	3,578,909
Pool # MA4624, 3.00%, 6/1/2052	1,810,445	1,524,630
Pool # CB4209, 3.50%, 7/1/2052	925,546	811,812
Pool # MA4654, 3.50%, 7/1/2052	453,765	398,188
Pool # MA4698, 3.00%, 8/1/2052	3,694,079	3,110,319
Pool # MA4699, 3.50%, 8/1/2052	1,890,238	1,658,677
Pool # MA4700, 4.00%, 8/1/2052	2,782,582	2,529,796
Pool # MA4701, 4.50%, 8/1/2052	925,055	866,340
Pool # FS2619, 5.00%, 8/1/2052	916,250	883,666
Pool # FS3392, 4.00%, 9/1/2052	911,731	828,903
Pool # MA4732, 4.00%, 9/1/2052	464,462	422,036
Pool # MA4761, 5.00%, 9/1/2052	909,620	876,687
Pool # MA4783, 4.00%, 10/1/2052	934,963	849,280
Pool # MA4803, 3.50%, 11/1/2052	950,062	833,603
Pool # MA4805, 4.50%, 11/1/2052	5,694,781	5,333,334
Pool # MA4838, 3.50%, 12/1/2052	1,869,118	1,639,902
Pool # MA4839, 4.00%, 12/1/2052	3,270,724	2,969,860
Pool # MA4840, 4.50%, 12/1/2052	923,018	864,436
Pool # FS3455, 5.00%, 12/1/2052	879,493	853,676
Pool # MA4866, 4.00%, 1/1/2053	933,617	847,870
Pool # MA4868, 5.00%, 1/1/2053	740,725	713,716
Pool # MA4869, 5.50%, 1/1/2053	1,372,648	1,352,990
Pool # MA4933, 3.50%, 2/1/2053	1,236,786	1,085,113
Pool # MA4918, 5.00%, 2/1/2053	4,592,966	4,424,538
Pool # CB5600, 5.50%, 2/1/2053	911,613	903,542
Pool # MA4919, 5.50%, 2/1/2053	1,830,626	1,803,407
Pool # MA4920, 6.00%, 2/1/2053	2,350,602	2,354,363
Pool # MA4962, 4.00%, 3/1/2053	1,906,201	1,730,468
Pool # BX7958, 5.00%, 3/1/2053	984,392	949,118
Pool # CB5906, 5.50%, 3/1/2053	279,602	275,749
Pool # MA4943, 6.50%, 3/1/2053	936,483	954,318
Pool # MA4964, 7.00%, 3/1/2053	376,558	386,799
Pool # MA4979, 5.50%, 4/1/2053	906,451	892,346
Pool # MA5038, 5.00%, 6/1/2053	1,877,862	1,808,417
Pool # MA5071, 5.00%, 7/1/2053	1,896,823	1,825,742
Pool # MA5072, 5.50%, 7/1/2053	932,147	917,071
Pool # MA5138, 5.50%, 9/1/2053	946,350	931,043
Pool # MA5166, 6.00%, 10/1/2053	3,742,188	3,747,532

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DA4550, 6.50%, 11/1/2053	1,979,107	2,016,448
Pool # MA5192, 6.50%, 11/1/2053	919,181	934,301
Pool # MA5217, 6.50%, 12/1/2053	347,392	353,106
Pool # FS6772, 7.00%, 1/1/2054	474,017	490,008
Pool # MA5326, 4.50%, 4/1/2054	4,923,534	4,610,986
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.50%, 6/25/2039 (a)	1,751,000	1,572,705
TBA, 3.00%, 6/25/2039 (a)	10,000	9,196
TBA, 3.50%, 6/25/2039 (a)	10,000	9,399
TBA, 4.00%, 6/25/2039 (a)	10,000	9,587
TBA, 4.50%, 6/25/2039 (a)	10,000	9,753
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2054 (a)	9,485,000	7,315,920
TBA, 2.50%, 6/25/2054 (a)	4,294,000	3,466,756
TBA, 3.00%, 6/25/2054 (a)	910,000	765,102
TBA, 5.50%, 6/25/2054 (a)	2,131,000	2,096,433
TBA, 6.00%, 6/25/2054 (a)	750,000	751,030
TBA, 6.50%, 6/25/2054 (a)	753,000	765,328
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	13,502	13,626
Pool # 726769, 5.00%, 9/15/2039	12,118	12,024
Pool # 721340, 5.00%, 12/15/2039	44,655	44,360
Pool # 754439, 3.50%, 12/15/2041	82,889	76,062
Pool # 711674, 3.00%, 9/15/2042	42,597	37,725
Pool # 783748, 3.50%, 4/15/2043	57,152	52,272
Pool # 784660, 4.00%, 4/15/2043	4,779	4,506
Pool # AC2224, 3.50%, 6/15/2043	39,903	36,466
Pool # 785088, 3.50%, 7/15/2043	45,399	41,435
Pool # AJ4151, 4.00%, 9/15/2044	175,915	164,826
Pool # AL9314, 3.00%, 3/15/2045	34,628	30,153
Pool # 784664, 4.00%, 4/15/2045	18,518	17,459
Pool # AO0544, 3.00%, 8/15/2045	19,910	17,337
Pool # 784429, 3.00%, 8/15/2046	68,211	60,450
Pool # 784652, 4.00%, 11/15/2047	379,769	353,830
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	32,557	31,234
Pool # MA4625, 3.50%, 8/20/2032	16,553	15,811
Pool # MA6906, 2.50%, 10/20/2035	302,436	274,772
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	41,466	39,003
Pool # 3459, 5.50%, 10/20/2033	37,335	38,044
Pool # AQ5932, 3.50%, 1/20/2036	64,404	59,925
Pool # 4222, 6.00%, 8/20/2038	7,339	7,620
Pool # 709148, 4.50%, 2/20/2039	26,811	25,551
Pool # 4446, 4.50%, 5/20/2039	2,263	2,199
Pool # 4467, 4.00%, 6/20/2039	10,604	10,024
Pool # 4468, 4.50%, 6/20/2039	2,007	1,950
Pool # 4494, 4.00%, 7/20/2039	11,433	10,808
Pool # 4495, 4.50%, 7/20/2039	8,712	8,464

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4519, 4.50%, 8/20/2039	3,246	3,153
Pool # 4558, 4.50%, 10/20/2039	2,732	2,653
Pool # 4576, 4.00%, 11/20/2039	5,194	4,910
Pool # 4598, 4.50%, 12/20/2039	5,474	5,316
Pool # 4617, 4.50%, 1/20/2040	2,950	2,865
Pool # 4656, 4.00%, 3/20/2040	8,523	8,057
Pool # 4677, 4.00%, 4/20/2040	23,226	21,956
Pool # 4678, 4.50%, 4/20/2040	1,032	1,001
Pool # 4695, 4.00%, 5/20/2040	2,502	2,366
Pool # 4712, 4.00%, 6/20/2040	3,978	3,760
Pool # 4800, 4.00%, 9/20/2040	4,091	3,868
Pool # 737727, 4.00%, 12/20/2040	35,396	33,199
Pool # 4945, 4.00%, 2/20/2041	8,831	8,348
Pool # 759342, 4.50%, 2/20/2041	189,020	181,113
Pool # 4950, 5.50%, 2/20/2041	16,135	16,522
Pool # 4976, 3.50%, 3/20/2041	10,739	9,777
Pool # 4977, 4.00%, 3/20/2041	16,329	15,436
Pool # 5016, 4.00%, 4/20/2041	6,223	5,883
Pool # 5054, 4.00%, 5/20/2041	9,772	9,237
Pool # 5114, 4.00%, 7/20/2041	1,295	1,225
Pool # 779497, 3.50%, 10/20/2041	7,320	6,564
Pool # 5233, 4.00%, 11/20/2041	1,596	1,508
Pool # 5258, 3.50%, 12/20/2041	97,250	88,606
Pool # 5259, 4.00%, 12/20/2041	6,140	5,804
Pool # 5279, 3.50%, 1/20/2042	18,094	16,487
Pool # 5330, 3.00%, 3/20/2042	12,146	10,699
Pool # 754406, 3.50%, 5/20/2042	48,868	43,830
Pool # 796468, 4.00%, 9/20/2042	15,440	14,576
Pool # AA6040, 3.00%, 1/20/2043	84,967	73,448
Pool # AD1584, 3.00%, 1/20/2043	105,225	90,961
Pool # AD2125, 3.50%, 1/20/2043	68,770	62,956
Pool # AA6054, 3.00%, 2/20/2043	163,045	140,943
Pool # AD1744, 3.00%, 2/20/2043	13,541	11,976
Pool # 783755, 3.00%, 4/20/2043	107,366	94,661
Pool # 783976, 3.50%, 4/20/2043	17,681	15,901
Pool # MA1284, 3.00%, 9/20/2043	14,401	12,696
Pool # 785065, 3.50%, 10/20/2043	189,980	169,600
Pool # MA1376, 4.00%, 10/20/2043	83,979	79,369
Pool # AI7106, 4.00%, 6/20/2044	28,802	27,049
Pool # 784026, 3.50%, 12/20/2044	167,786	153,089
Pool # MA2678, 3.50%, 3/20/2045	111,635	101,327
Pool # MA2679, 4.00%, 3/20/2045	38,957	36,766
Pool # MA2753, 3.00%, 4/20/2045	57,007	50,261
Pool # 626942, 3.00%, 5/20/2045	136,958	116,634
Pool # MA2829, 5.00%, 5/20/2045	20,611	20,538
Pool # 784800, 3.00%, 6/20/2045	29,322	25,381
Pool # AM9881, 3.00%, 6/20/2045	14,201	12,276
Pool # AO9442, 3.50%, 12/20/2045	15,657	14,115
Pool # 784119, 3.00%, 2/20/2046	126,192	110,900

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3458, 5.50%, 2/20/2046	26,423	27,055
Pool # MA3735, 3.00%, 6/20/2046	231,223	202,755
Pool # AT7138, 3.50%, 6/20/2046	240,561	214,814
Pool # MA3935, 2.50%, 9/20/2046	61,885	52,341
Pool # 784768, 3.00%, 9/20/2046	65,600	57,639
Pool # AT8215, 3.00%, 9/20/2046	19,480	16,783
Pool # MA4002, 2.50%, 10/20/2046	336,279	285,176
Pool # AW0199, 3.00%, 10/20/2046	48,144	41,479
Pool # MA4072, 5.00%, 11/20/2046	21,174	21,099
Pool # MA4125, 2.50%, 12/20/2046	307,771	260,196
Pool # MA4126, 3.00%, 12/20/2046	46,238	40,509
Pool # MA4260, 2.50%, 2/20/2047	54,153	45,783
Pool # AZ3119, 3.50%, 3/20/2047	29,141	26,008
Pool # AZ7084, 3.50%, 4/20/2047	54,670	49,065
Pool # MA4511, 4.00%, 6/20/2047	141,354	131,351
Pool # BA5041, 5.00%, 6/20/2047	93,468	91,915
Pool # MA4584, 2.50%, 7/20/2047	72,116	61,134
Pool # MA4718, 3.00%, 9/20/2047	6,336	5,546
Pool # BC2742, 3.50%, 11/20/2047	621,283	552,123
Pool # BD6940, 3.50%, 12/20/2047	127	112
Pool # MA5019, 3.50%, 2/20/2048	193,637	174,708
Pool # 785033, 3.50%, 5/20/2048	183,798	170,315
Pool # MA5329, 3.50%, 7/20/2048	6,856	6,194
Pool # MA5468, 5.00%, 9/20/2048	5,286	5,199
Pool # MA5527, 3.50%, 10/20/2048	25,497	23,023
Pool # MA5595, 4.00%, 11/20/2048	31,632	29,344
Pool # BJ6759, 4.50%, 11/20/2048	230,500	219,376
Pool # MA5651, 4.00%, 12/20/2048	151,023	140,044
Pool # MA5709, 3.50%, 1/20/2049	72,737	65,665
Pool # BI6473, 4.00%, 1/20/2049	690,515	646,294
Pool # MA5983, 2.50%, 6/20/2049	109,786	92,934
Pool # MA5985, 3.50%, 6/20/2049	37,273	33,556
Pool # MA6220, 4.00%, 10/20/2049	161,136	148,820
Pool # BR4627, 3.00%, 11/20/2049	438,491	377,853
Pool # MA6283, 3.00%, 11/20/2049	454,190	394,555
Pool # 785067, 3.50%, 12/20/2049	368,773	324,607
Pool # MA6478, 5.00%, 2/20/2050	20,151	19,872
Pool # MA6542, 3.50%, 3/20/2050	205,884	185,616
Pool # BV1348, 2.50%, 6/20/2050	45,690	36,690
Pool # MA6818, 2.00%, 8/20/2050	1,186,375	951,411
Pool # BY8818, 2.00%, 10/20/2050	441,784	349,911
Pool # 785401, 2.50%, 10/20/2050	690,300	561,445
Pool # MA6994, 2.00%, 11/20/2050	1,303,367	1,046,687
Pool # BY8832, 2.50%, 11/20/2050	409,073	335,003
Pool # MA7051, 2.00%, 12/20/2050	2,022,423	1,621,870
Pool # CA4485, 2.50%, 12/20/2050	517,300	418,522
Pool # MA7052, 2.50%, 12/20/2050	823,516	688,316
Pool # MA7055, 4.00%, 12/20/2050	207,913	193,201
Pool # MA7135, 2.00%, 1/20/2051	2,310,363	1,852,686

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7254, 2.00%, 3/20/2051	1,000,704	802,813
Pool # 785449, 3.00%, 4/20/2051	264,751	229,402
Pool # MA7417, 2.00%, 6/20/2051	2,754,323	2,209,089
Pool # MA7418, 2.50%, 6/20/2051	1,497,432	1,248,439
Pool # MA7420, 3.50%, 6/20/2051	371,268	333,231
Pool # MA7473, 3.00%, 7/20/2051	450,456	389,688
Pool # MA7588, 2.00%, 9/20/2051	956,997	767,543
Pool # MA7766, 2.00%, 12/20/2051	2,091,129	1,677,135
Pool # MA7826, 2.00%, 1/20/2052	1,052,062	844,223
Pool # 785881, 2.50%, 1/20/2052	1,919,576	1,552,859
Pool # 785945, 3.00%, 2/20/2052	860,485	745,556
Pool # 786017, 3.00%, 3/20/2052	871,412	755,563
Pool # MA7986, 2.00%, 4/20/2052	1,043,421	837,145
Pool # MA7988, 3.00%, 4/20/2052	2,592,081	2,239,462
Pool # MA8043, 3.00%, 5/20/2052	2,239,907	1,935,197
Pool # MA8147, 2.50%, 7/20/2052	2,561,908	2,138,277
Pool # MA8199, 3.50%, 8/20/2052	2,614,016	2,332,924
Pool # MA8267, 4.00%, 9/20/2052	1,095,022	1,006,642
Pool # MA8269, 5.00%, 9/20/2052	579,023	562,496
Pool # MA8270, 5.50%, 9/20/2052	853,964	848,141
Pool # MA8346, 4.00%, 10/20/2052	1,991,083	1,830,381
Pool # MA8492, 6.00%, 12/20/2052	1,212,256	1,221,007
Pool # MA8493, 6.50%, 12/20/2052	270,773	275,088
Pool # MA8573, 7.00%, 1/20/2053	582,385	594,593
Pool # MA8800, 5.00%, 4/20/2053	2,367,228	2,298,379
Pool # 786633, 6.00%, 4/20/2053	1,856,255	1,874,180
Pool # MA8947, 5.00%, 6/20/2053	1,932,843	1,876,644
Pool # MA8948, 5.50%, 6/20/2053	2,370,478	2,352,771
Pool # MA9015, 4.50%, 7/20/2053	1,868,068	1,766,265
Pool # MA9017, 5.50%, 7/20/2053	2,639,825	2,620,107
Pool # MA9018, 6.00%, 7/20/2053	684,461	689,402
Pool # MA9019, 6.50%, 7/20/2053	627,438	637,438
Pool # MA9105, 5.00%, 8/20/2053	1,951,878	1,894,624
Pool # MA9173, 6.50%, 9/20/2053	956,627	971,874
Pool # MA9365, 7.00%, 12/20/2053	1,967,311	2,008,865
GNMA II, Single Family, 30 Year
TBA, 2.00%, 6/15/2054 (a)	961,000	770,214
TBA, 2.50%, 6/15/2054 (a)	11,437,000	9,532,082
TBA, 3.00%, 6/15/2054 (a)	1,938,000	1,673,929
TBA, 3.50%, 6/15/2054 (a)	4,722,000	4,213,557
TBA, 4.00%, 6/15/2054 (a)	1,724,000	1,584,651
TBA, 4.50%, 6/15/2054 (a)	1,584,000	1,497,586
TBA, 6.00%, 6/15/2054 (a)	771,000	775,721
TBA, 6.50%, 6/15/2054 (a)	4,141,000	4,203,332
Total Mortgage-Backed Securities (Cost $417,865,108)		383,106,827

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 24.6%
Aerospace & Defense — 0.6%
Boeing Co. (The)
3.10%, 5/1/2026	159,000	150,537
3.25%, 3/1/2028	2,133,000	1,932,918
3.60%, 5/1/2034	666,000	529,420
3.55%, 3/1/2038	1,259,000	908,470
3.50%, 3/1/2039	747,000	527,699
3.75%, 2/1/2050	83,000	53,888
GE Capital Funding LLC 4.55%, 5/15/2032 (b)	278,000	264,913
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	250,000	229,557
L3Harris Technologies, Inc. 4.85%, 4/27/2035	70,000	65,949
Lockheed Martin Corp. 3.60%, 3/1/2035	2,854,000	2,488,921
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	28,848
4.70%, 3/15/2033	150,000	144,265
5.25%, 5/1/2050	272,000	258,390
Precision Castparts Corp. 4.38%, 6/15/2045	82,000	71,787
RTX Corp.
5.00%, 2/27/2026	152,000	151,342
1.90%, 9/1/2031	625,000	497,052
2.38%, 3/15/2032	350,000	284,531
4.35%, 4/15/2047	237,000	195,305
3.03%, 3/15/2052	861,000	548,095
Textron, Inc.
3.65%, 3/15/2027	120,000	114,610
3.00%, 6/1/2030	176,000	153,992
		9,600,489
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	502,000	484,372
FedEx Corp.
4.90%, 1/15/2034	30,000	29,023
3.88%, 8/1/2042	891,000	692,315
4.05%, 2/15/2048	286,000	218,756
United Parcel Service, Inc.
4.88%, 3/3/2033	50,000	49,077
3.75%, 11/15/2047	300,000	230,184
3.40%, 9/1/2049	465,000	333,158
		2,036,885
Automobile Components — 0.0% ^
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	46,184
Lear Corp. 5.25%, 5/15/2049	85,000	76,140
Magna International, Inc. (Canada) 4.15%, 10/1/2025	300,000	294,733
		417,057
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	330,000	327,074
5.00%, 4/1/2035	707,000	658,297

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
5.15%, 4/1/2038	400,000	366,702
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	181,122
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	52,000	48,638
2.76%, 7/2/2029	148,000	134,810
		1,716,643
Banks — 4.1%
Banco Santander SA (Spain)
2.75%, 12/3/2030	200,000	166,238
6.92%, 8/8/2033	400,000	420,734
Bank of America Corp.
3.50%, 4/19/2026	635,000	615,000
4.25%, 10/22/2026	497,000	484,115
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	553,000	520,097
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	221,000	206,601
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	1,060,000	985,034
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	55,000	56,549
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	37,000	34,633
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,797,000	1,584,837
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (c)	50,000	47,989
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	250,000	235,601
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	29,000	24,857
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,288,000	1,922,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	1,552,000	1,240,802
5.00%, 1/21/2044	2,205,000	2,092,454
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (c)	795,000	630,895
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	60,000	47,876
Series N, (SOFR + 1.65%), 3.48%, 3/13/2052 (c)	61,000	43,834
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (c)	882,000	820,033
5.20%, 2/1/2028	150,000	150,237
Bank of Nova Scotia (The) (Canada)
1.05%, 3/2/2026	430,000	399,230
4.85%, 2/1/2030	200,000	195,965
BankUnited, Inc. 5.13%, 6/11/2030	10,000	9,014
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,801,000	1,738,519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	454,000	374,787
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (c)	754,000	751,896
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.56%, 9/23/2035 (c)	386,000	331,786
Citigroup, Inc.
4.45%, 9/29/2027	25,000	24,306
4.13%, 7/25/2028	1,315,000	1,256,626
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	24,000	22,567
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	730,000	646,992
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	1,059,000	1,005,764
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	1,243,000	1,059,884

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
6.63%, 6/15/2032	77,000	81,984
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,160,000	1,771,296
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	550,000	465,002
(SOFR + 2.09%), 4.91%, 5/24/2033 (c)	250,000	239,670
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	1,500,000	1,573,852
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	267,000	256,613
Fifth Third Bancorp (SOFR + 2.34%), 6.34%, 7/27/2029 (c)	30,000	30,752
First-Citizens Bank & Trust Co. (3-MONTH CME TERM SOFR + 1.72%), 2.97%, 9/27/2025 (c)	454,000	448,726
HSBC Holdings plc (United Kingdom)
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	200,000	204,654
(SOFR + 1.97%), 6.16%, 3/9/2029 (c)	928,000	947,897
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (c)	452,000	436,155
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	2,350,000	2,019,270
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	983,000	815,306
6.50%, 5/2/2036	346,000	361,373
6.10%, 1/14/2042	10,000	10,685
HSBC USA, Inc. 5.63%, 3/17/2025	1,064,000	1,064,438
ING Groep NV (Netherlands)
3.95%, 3/29/2027	500,000	482,087
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	957,000	892,947
KeyBank NA 4.70%, 1/26/2026	350,000	342,475
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	124,000	112,646
Korea Development Bank (The) (South Korea) 1.00%, 9/9/2026	646,000	589,154
Kreditanstalt fuer Wiederaufbau (Germany)
1.00%, 10/1/2026	640,000	586,727
3.00%, 5/20/2027	15,000	14,274
4.13%, 7/15/2033	349,000	336,261
Landwirtschaftliche Rentenbank (Germany) 0.88%, 3/30/2026	386,000	358,469
Lloyds Banking Group plc (United Kingdom) 4.34%, 1/9/2048	738,000	578,320
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (c)	1,003,000	922,784
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	1,242,000	1,037,007
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	297,000	284,602
Oesterreichische Kontrollbank AG (Austria)
0.38%, 9/17/2025	25,000	23,513
0.50%, 2/2/2026	1,483,000	1,375,492
4.13%, 1/18/2029	806,000	788,484
PNC Bank NA 3.10%, 10/25/2027	257,000	239,497
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	299,000	287,085
Royal Bank of Canada (Canada) 6.00%, 11/1/2027	402,000	411,981
Santander Holdings USA, Inc.
3.24%, 10/5/2026	100,000	94,225
(SOFR + 2.70%), 6.57%, 6/12/2029 (c)	100,000	102,253
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	379,000	359,756
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	2,244,000	2,090,511
3.78%, 3/9/2026	332,000	323,106
1.90%, 9/17/2028	592,000	516,037

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
2.47%, 1/14/2029	455,000	402,782
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	98,000	92,463
0.75%, 1/6/2026	2,361,000	2,196,932
1.20%, 6/3/2026	46,000	42,392
3.20%, 3/10/2032	100,000	86,179
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	906,000	840,473
1.13%, 8/3/2027	1,875,000	1,648,017
UBS AG (Switzerland) 1.25%, 8/7/2026	1,390,000	1,269,138
US Bancorp (SOFR + 2.11%), 4.97%, 7/22/2033 (c)	50,000	46,693
Wells Fargo & Co.
3.00%, 4/22/2026	916,000	877,069
3.00%, 10/23/2026	85,000	80,592
4.30%, 7/22/2027	1,946,000	1,890,391
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	15,000	14,261
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	134,000	127,328
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,564,000	1,434,197
4.15%, 1/24/2029	10,000	9,580
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	2,545,000	2,241,877
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	58,000	57,718
5.95%, 12/15/2036	7,000	7,032
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	285,000	209,253
3.90%, 5/1/2045	1,117,000	894,223
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	47,000	44,977
1.15%, 6/3/2026	157,000	145,055
1.95%, 11/20/2028	1,461,000	1,281,852
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c) (d)	535,000	523,000
Zions Bancorp NA 3.25%, 10/29/2029	570,000	472,775
		60,962,011
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	79,000	74,621
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	17,000	15,981
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	330,000	329,329
5.00%, 6/15/2034	309,000	303,673
5.55%, 1/23/2049	50,000	50,049
4.75%, 4/15/2058	1,421,000	1,248,598
Coca-Cola Co. (The)
1.50%, 3/5/2028	224,000	199,225
3.45%, 3/25/2030	134,000	124,287
1.65%, 6/1/2030	657,000	545,183
2.00%, 3/5/2031	200,000	166,574
Constellation Brands, Inc. 3.60%, 2/15/2028	584,000	551,051
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	200,000	189,912

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
2.13%, 4/29/2032	700,000	563,926
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	250,000	242,925
3.95%, 4/15/2029	901,000	852,756
3.20%, 5/1/2030	30,000	26,924
4.05%, 4/15/2032	50,000	46,138
3.80%, 5/1/2050	155,000	115,647
PepsiCo, Inc.
7.00%, 3/1/2029	350,000	382,104
1.63%, 5/1/2030	1,161,000	966,161
		6,995,064
Biotechnology — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	450,000	427,507
4.80%, 3/15/2027	13,000	12,922
4.50%, 5/14/2035	98,000	91,869
4.05%, 11/21/2039	479,000	412,772
4.85%, 6/15/2044	489,000	451,162
4.45%, 5/14/2046	21,000	18,198
4.25%, 11/21/2049	1,219,000	1,012,312
5.40%, 3/15/2054	500,000	492,902
Amgen, Inc.
3.20%, 11/2/2027	1,948,000	1,829,438
2.30%, 2/25/2031	750,000	627,110
2.00%, 1/15/2032	75,000	59,929
4.20%, 3/1/2033	50,000	46,087
4.95%, 10/1/2041	26,000	24,036
4.40%, 5/1/2045	295,000	248,626
4.56%, 6/15/2048	200,000	169,130
4.66%, 6/15/2051	230,000	196,692
5.75%, 3/2/2063	195,000	191,714
Gilead Sciences, Inc.
3.65%, 3/1/2026	100,000	97,208
2.95%, 3/1/2027	510,000	482,768
4.60%, 9/1/2035	420,000	394,256
4.00%, 9/1/2036	803,000	702,038
2.60%, 10/1/2040	510,000	349,328
4.75%, 3/1/2046	15,000	13,306
4.15%, 3/1/2047	100,000	80,843
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	118,000	72,032
		8,504,185
Broadline Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	547,000	518,579
1.65%, 5/12/2028	118,000	104,657
4.05%, 8/22/2047	1,351,000	1,128,053
2.70%, 6/3/2060	275,000	161,032

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
eBay, Inc. 4.00%, 7/15/2042	192,000	154,001
JD.com, Inc. (China) 3.38%, 1/14/2030	200,000	181,445
		2,247,767
Building Products — 0.1%
Carrier Global Corp.
2.49%, 2/15/2027	596,000	554,769
2.70%, 2/15/2031	30,000	25,659
3.58%, 4/5/2050	39,000	28,380
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	25,242
Johnson Controls International plc 4.50%, 2/15/2047	162,000	135,731
Owens Corning
3.88%, 6/1/2030	30,000	27,890
4.30%, 7/15/2047	108,000	87,887
		885,558
Capital Markets — 2.0%
Ares Capital Corp.
3.88%, 1/15/2026	80,000	77,178
2.88%, 6/15/2028	500,000	444,017
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	2,916,000	2,831,734
Blackstone Private Credit Fund 3.25%, 3/15/2027	921,000	849,405
Cboe Global Markets, Inc. 3.65%, 1/12/2027	84,000	81,083
Charles Schwab Corp. (The)
3.20%, 3/2/2027	669,000	634,629
2.00%, 3/20/2028	987,000	881,909
CME Group, Inc. 4.15%, 6/15/2048	144,000	121,092
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	100,000	110,217
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,097,000	1,039,255
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	260,000	238,856
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	416,000	432,144
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	894,000	917,043
FS KKR Capital Corp.
3.40%, 1/15/2026	13,000	12,368
2.63%, 1/15/2027	607,000	548,588
3.13%, 10/12/2028	100,000	86,830
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	344,000	321,104
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	156,000	145,087
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	2,482,000	2,306,087
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	12,000	11,333
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	28,000	26,836
2.60%, 2/7/2030	258,000	224,707
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	60,000	48,369
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	425,000	354,783
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,023,000	1,650,795
6.13%, 2/15/2033	708,000	747,467
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	324,000	275,193

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
6.75%, 10/1/2037	136,000	147,244
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	482,000	364,724
4.80%, 7/8/2044	333,000	302,899
HPS Corporate Lending Fund 6.75%, 1/30/2029 (e)	10,000	10,061
Intercontinental Exchange, Inc.
1.85%, 9/15/2032	100,000	77,178
3.00%, 6/15/2050	172,000	112,124
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	222,000	204,755
Moody's Corp. 4.25%, 2/1/2029	30,000	29,037
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	2,285,000	2,129,983
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	1,007,000	934,358
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	195,000	179,476
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	350,000	325,095
3.59%, 7/22/2028 (f)	1,143,000	1,083,205
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	308,000	291,873
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	748,000	650,708
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	331,000	263,595
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	1,028,000	820,630
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	10,000	8,108
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,061,000	1,050,138
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	636,000	474,195
4.30%, 1/27/2045	593,000	508,539
Nasdaq, Inc.
3.85%, 6/30/2026	519,000	503,729
6.10%, 6/28/2063	904,000	927,250
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	1,103,000	974,266
Prospect Capital Corp. 3.44%, 10/15/2028	99,000	83,527
Raymond James Financial, Inc. 4.95%, 7/15/2046	40,000	36,023
S&P Global, Inc. 3.70%, 3/1/2052	50,000	37,757
State Street Corp.
3.55%, 8/18/2025	50,000	49,066
(SOFR + 0.94%), 2.35%, 11/1/2025 (c)	269,000	265,171
(SOFR + 1.72%), 5.82%, 11/4/2028 (c)	30,000	30,601
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	824,000	792,393
UBS AG (Switzerland) 1.25%, 6/1/2026	544,000	501,497
		29,587,314
Chemicals — 0.2%
Air Products and Chemicals, Inc. 4.80%, 3/3/2033	50,000	48,903
CF Industries, Inc.
4.95%, 6/1/2043	300,000	264,050
5.38%, 3/15/2044	113,000	104,116
Dow Chemical Co. (The)
2.10%, 11/15/2030 (b)	456,000	382,585
6.30%, 3/15/2033 (b)	50,000	52,931
5.25%, 11/15/2041	480,000	449,621
4.63%, 10/1/2044	137,000	117,376

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,000	9,928
Eastman Chemical Co.
5.75%, 3/8/2033	50,000	50,346
4.80%, 9/1/2042	203,000	176,414
EIDP, Inc. 4.80%, 5/15/2033	200,000	193,472
FMC Corp. 3.45%, 10/1/2029	174,000	156,348
Huntsman International LLC 4.50%, 5/1/2029	112,000	105,747
LYB International Finance III LLC 2.25%, 10/1/2030	26,000	21,881
Sherwin-Williams Co. (The)
4.25%, 8/8/2025	150,000	147,902
2.95%, 8/15/2029	30,000	26,879
4.00%, 12/15/2042	233,000	186,768
4.50%, 6/1/2047	492,000	417,196
Westlake Corp.
2.88%, 8/15/2041	199,000	134,099
5.00%, 8/15/2046	191,000	168,630
		3,215,192
Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 3.70%, 4/1/2027	50,000	48,319
RELX Capital, Inc. (United Kingdom) 4.75%, 5/20/2032	97,000	94,228
Republic Services, Inc. 2.38%, 3/15/2033	1,437,000	1,141,975
Waste Connections, Inc.
3.50%, 5/1/2029	30,000	27,916
2.20%, 1/15/2032	40,000	32,322
4.20%, 1/15/2033	293,000	271,080
2.95%, 1/15/2052	468,000	298,640
Waste Management, Inc.
2.00%, 6/1/2029	33,000	28,679
4.63%, 2/15/2033	30,000	28,864
2.95%, 6/1/2041	56,000	40,542
		2,012,565
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	1,311,000	1,263,738
5.90%, 2/15/2039	12,000	12,728
Motorola Solutions, Inc. 5.60%, 6/1/2032	30,000	30,169
		1,306,635
Construction Materials — 0.0% ^
Vulcan Materials Co.
3.50%, 6/1/2030	257,000	233,250
4.70%, 3/1/2048	96,000	83,342
		316,592
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.45%, 10/1/2025	150,000	147,707
1.75%, 1/30/2026	162,000	152,079

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
3.65%, 7/21/2027	230,000	217,427
3.30%, 1/30/2032	1,001,000	852,634
3.40%, 10/29/2033	554,000	461,166
Ally Financial, Inc. 2.20%, 11/2/2028	1,219,000	1,051,693
American Express Co.
4.20%, 11/6/2025	434,000	427,370
4.90%, 2/13/2026	30,000	29,792
1.65%, 11/4/2026	1,273,000	1,167,805
(SOFR + 0.97%), 5.39%, 7/28/2027 (c)	30,000	29,964
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	100,000	99,393
American Honda Finance Corp.
2.00%, 3/24/2028	228,000	204,149
2.25%, 1/12/2029	36,000	31,874
Capital One Financial Corp.
4.20%, 10/29/2025	23,000	22,536
3.75%, 7/28/2026	1,854,000	1,787,852
3.80%, 1/31/2028	237,000	224,593
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	51,000	50,584
(SOFR + 1.79%), 3.27%, 3/1/2030 (c)	105,000	94,345
Caterpillar Financial Services Corp.
0.80%, 11/13/2025	1,364,000	1,282,250
0.90%, 3/2/2026	1,250,000	1,162,222
3.60%, 8/12/2027	36,000	34,519
Discover Financial Services 3.95%, 11/6/2024	264,000	261,734
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	250,000	241,386
6.80%, 5/12/2028	500,000	514,303
7.35%, 3/6/2030	400,000	421,411
7.20%, 6/10/2030	200,000	209,327
General Motors Financial Co., Inc.
1.20%, 10/15/2024	150,000	147,453
3.50%, 11/7/2024	283,000	280,182
5.25%, 3/1/2026	150,000	149,210
2.40%, 10/15/2028	1,448,000	1,272,347
3.10%, 1/12/2032	96,000	80,380
John Deere Capital Corp.
4.75%, 1/20/2028	1,000,000	993,326
3.35%, 4/18/2029	656,000	612,979
PACCAR Financial Corp.
3.55%, 8/11/2025	881,000	864,535
1.10%, 5/11/2026	64,000	59,300
Synchrony Financial 5.15%, 3/19/2029	11,000	10,548
Toyota Motor Credit Corp.
0.80%, 10/16/2025	535,000	503,947
3.05%, 1/11/2028	500,000	468,003
4.55%, 5/17/2030	30,000	29,233
		16,651,558

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp.
3.00%, 5/18/2027	108,000	103,085
1.75%, 4/20/2032	167,000	133,274
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,801
5.00%, 11/1/2032	50,000	48,617
Dollar Tree, Inc. 2.65%, 12/1/2031	151,000	124,663
Kroger Co. (The)
5.40%, 7/15/2040	294,000	285,428
3.95%, 1/15/2050	214,000	164,494
Target Corp. 2.95%, 1/15/2052	2,452,000	1,581,185
Walmart, Inc.
1.05%, 9/17/2026	2,325,000	2,133,901
1.50%, 9/22/2028	100,000	87,787
1.80%, 9/22/2031	100,000	81,858
4.10%, 4/15/2033	173,000	163,826
4.50%, 9/9/2052	122,000	107,784
		5,025,703
Containers & Packaging — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	152,000	149,613
Berry Global, Inc. 1.57%, 1/15/2026	1,032,000	966,718
International Paper Co.
4.80%, 6/15/2044	200,000	174,175
5.15%, 5/15/2046	195,000	174,893
WestRock MWV LLC 7.95%, 2/15/2031	166,000	187,447
WRKCo, Inc. 3.00%, 6/15/2033	40,000	33,321
		1,686,167
Diversified Consumer Services — 0.1%
George Washington University (The) Series 2018, 4.13%, 9/15/2048	104,000	87,136
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	526,000	349,988
University of Miami Series 2022, 4.06%, 4/1/2052	921,000	747,109
Yale University Series 2020, 1.48%, 4/15/2030	148,000	122,799
		1,307,032
Diversified REITs — 0.1%
American Assets Trust LP 3.38%, 2/1/2031	69,000	56,531
Simon Property Group LP
1.38%, 1/15/2027 (b)	250,000	226,699
3.38%, 12/1/2027	338,000	319,295
2.20%, 2/1/2031	151,000	124,220
VICI Properties LP 5.75%, 4/1/2034	22,000	21,643
WP Carey, Inc. 3.85%, 7/15/2029	150,000	139,082
		887,470
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.88%, 1/15/2026	30,000	29,297
1.70%, 3/25/2026	129,000	120,758

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.30%, 2/15/2030	200,000	190,577
2.55%, 12/1/2033	200,000	157,719
4.50%, 5/15/2035	947,000	866,089
5.35%, 9/1/2040	720,000	687,695
4.55%, 3/9/2049	169,000	139,820
3.65%, 6/1/2051	490,000	345,213
3.80%, 12/1/2057	10,000	6,958
3.85%, 6/1/2060	1,943,000	1,354,374
Bell Canada (The) (Canada)
Series US-5, 2.15%, 2/15/2032	546,000	434,072
5.10%, 5/11/2033	10,000	9,730
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	168,776
Orange SA (France) 5.38%, 1/13/2042	189,000	182,082
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	157,082
7.05%, 6/20/2036	29,000	31,489
4.67%, 3/6/2038	268,000	236,009
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,264,000	1,092,877
Verizon Communications, Inc.
1.45%, 3/20/2026	1,534,000	1,433,626
3.88%, 2/8/2029	56,000	53,042
1.75%, 1/20/2031	2,121,000	1,702,783
2.55%, 3/21/2031	166,000	139,947
2.36%, 3/15/2032	150,000	121,748
3.55%, 3/22/2051	238,000	170,252
5.01%, 8/21/2054	27,000	24,513
3.00%, 11/20/2060	2,856,000	1,707,201
		11,563,729
Electric Utilities — 1.4%
Alabama Power Co.
3.75%, 3/1/2045	141,000	108,915
Series B, 3.70%, 12/1/2047	87,000	65,704
3.45%, 10/1/2049	350,000	249,101
American Electric Power Co., Inc.
Series N, 1.00%, 11/1/2025	150,000	140,648
2.30%, 3/1/2030	384,000	323,800
5.63%, 3/1/2033	62,000	61,654
Arizona Public Service Co. 4.35%, 11/15/2045	30,000	24,378
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	47,269
Series K2, 6.95%, 3/15/2033	15,000	16,626
Series AF, 3.35%, 4/1/2051	155,000	107,746
Commonwealth Edison Co.
3.65%, 6/15/2046	100,000	74,544
Series 130, 3.13%, 3/15/2051	174,000	113,342
Series 131, 2.75%, 9/1/2051	100,000	59,869
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	304,000	289,916

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	914,000	811,134
DTE Electric Co.
Series A, 1.90%, 4/1/2028	227,000	202,302
4.30%, 7/1/2044	35,000	29,652
3.70%, 6/1/2046	53,000	40,312
3.75%, 8/15/2047	420,000	318,895
3.95%, 3/1/2049	240,000	189,997
Series B, 3.25%, 4/1/2051	114,000	77,208
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	35,559
6.45%, 10/15/2032	30,000	32,234
3.75%, 6/1/2045	120,000	90,671
3.70%, 12/1/2047	816,000	599,314
3.95%, 3/15/2048	158,000	121,658
Duke Energy Corp. 3.75%, 9/1/2046	67,000	49,298
Duke Energy Florida LLC 6.40%, 6/15/2038	1,885,000	2,007,908
Duke Energy Ohio, Inc.
2.13%, 6/1/2030	101,000	84,401
5.25%, 4/1/2033	30,000	29,694
Duke Energy Progress LLC
5.25%, 3/15/2033	50,000	49,700
4.10%, 5/15/2042	395,000	323,128
Edison International
5.75%, 6/15/2027	404,000	406,503
5.25%, 11/15/2028	500,000	494,874
Enel Americas SA (Chile) 4.00%, 10/25/2026	101,000	96,906
Entergy Arkansas LLC 3.35%, 6/15/2052	91,000	61,195
Entergy Corp. 2.80%, 6/15/2030	20,000	17,343
Entergy Mississippi LLC 3.50%, 6/1/2051	386,000	266,970
Eversource Energy
Series L, 2.90%, 10/1/2024	98,000	96,992
4.60%, 7/1/2027	100,000	97,638
Exelon Corp.
3.40%, 4/15/2026	336,000	324,986
4.70%, 4/15/2050	846,000	721,120
Florida Power & Light Co.
4.80%, 5/15/2033	30,000	29,126
3.70%, 12/1/2047	1,376,000	1,045,008
Georgia Power Co. 4.95%, 5/17/2033	30,000	29,181
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	57,851
ITC Holdings Corp. 3.35%, 11/15/2027	10,000	9,375
MidAmerican Energy Co. 5.35%, 1/15/2034	200,000	202,081
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	784,000	718,963
4.90%, 2/28/2028	150,000	148,227
1.90%, 6/15/2028	100,000	87,924
5.00%, 2/28/2030	30,000	29,661
5.00%, 7/15/2032	50,000	48,749

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.00%, 1/15/2052	100,000	63,182
Northern States Power Co.
2.90%, 3/1/2050	43,000	27,538
4.50%, 6/1/2052	500,000	422,098
NSTAR Electric Co.
3.25%, 5/15/2029	12,000	11,041
3.95%, 4/1/2030	15,000	13,994
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	30,000	30,025
4.15%, 4/1/2047	1,945,000	1,547,775
Oncor Electric Delivery Co. LLC
0.55%, 10/1/2025	146,000	137,177
4.55%, 9/15/2032	50,000	47,485
Pacific Gas and Electric Co.
2.10%, 8/1/2027	100,000	90,110
3.30%, 12/1/2027	123,000	114,186
3.00%, 6/15/2028	116,000	105,769
2.50%, 2/1/2031	100,000	82,371
5.80%, 5/15/2034	42,000	41,896
3.30%, 8/1/2040	60,000	42,893
3.75%, 8/15/2042 (g)	81,000	59,085
3.50%, 8/1/2050	870,000	573,941
PacifiCorp
5.10%, 2/15/2029	500,000	496,823
5.35%, 12/1/2053	100,000	89,549
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	217,781
Potomac Electric Power Co. 4.15%, 3/15/2043	515,000	426,257
Public Service Co. of Colorado 2.70%, 1/15/2051	458,000	267,298
Public Service Co. of New Hampshire 5.35%, 10/1/2033	200,000	200,411
Public Service Electric and Gas Co.
0.95%, 3/15/2026	909,000	843,966
3.00%, 5/15/2027	10,000	9,446
2.05%, 8/1/2050	281,000	151,524
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	212,113
Southern Co. (The)
Series A, 3.70%, 4/30/2030	397,000	366,100
5.70%, 10/15/2032	30,000	30,582
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (c)	144,000	138,791
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	393,000	367,946
3.25%, 11/1/2051	245,000	156,045
Virginia Electric & Power Co. 4.00%, 1/15/2043	15,000	12,026
Virginia Electric and Power Co.
Series B, 2.95%, 11/15/2026	10,000	9,491
Series A, 3.80%, 4/1/2028	258,000	245,653
Series B, 3.80%, 9/15/2047	1,042,000	780,668
2.95%, 11/15/2051	200,000	125,225
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	106,131

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Xcel Energy, Inc.
3.40%, 6/1/2030	30,000	26,866
4.60%, 6/1/2032	30,000	27,949
3.50%, 12/1/2049	197,000	134,353
		20,620,810
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	50,656
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 2/15/2030	165,000	146,138
2.20%, 9/15/2031	50,000	40,876
Arrow Electronics, Inc. 2.95%, 2/15/2032	116,000	96,922
Keysight Technologies, Inc. 3.00%, 10/30/2029	30,000	26,673
Teledyne Technologies, Inc. 2.75%, 4/1/2031	299,000	252,906
Trimble, Inc. 6.10%, 3/15/2033	1,112,000	1,143,375
		1,706,890
Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/2025	20,000	19,538
4.85%, 11/15/2035	438,000	418,286
Helmerich & Payne, Inc. 2.90%, 9/29/2031	98,000	81,320
NOV, Inc. 3.60%, 12/1/2029	220,000	201,509
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	211,623
		932,276
Entertainment — 0.2%
Electronic Arts, Inc.
4.80%, 3/1/2026	197,000	195,379
1.85%, 2/15/2031	145,000	117,246
Netflix, Inc.
4.38%, 11/15/2026	30,000	29,432
5.88%, 11/15/2028	30,000	30,850
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,903,000	1,289,064
Walt Disney Co. (The)
1.75%, 1/13/2026	30,000	28,395
2.20%, 1/13/2028	99,000	90,312
3.80%, 3/22/2030	200,000	187,690
2.65%, 1/13/2031	210,000	182,226
3.60%, 1/13/2051	1,114,000	827,686
		2,978,280
Financial Services — 0.5%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	722,000	698,477
Equitable Holdings, Inc.
7.00%, 4/1/2028	100,000	105,730
4.35%, 4/20/2028	513,000	492,572
Fiserv, Inc.
2.65%, 6/1/2030	30,000	25,906

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
5.60%, 3/2/2033	50,000	50,202
Global Payments, Inc.
1.20%, 3/1/2026	701,000	650,462
2.90%, 5/15/2030	504,000	436,169
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,576
4.85%, 3/9/2033	50,000	49,553
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/2024	713,000	700,690
4.80%, 3/15/2028	20,000	19,807
PayPal Holdings, Inc. 2.85%, 10/1/2029	30,000	26,923
Shell International Finance BV
2.88%, 5/10/2026	129,000	123,837
2.50%, 9/12/2026	160,000	151,313
2.38%, 11/7/2029	71,000	62,386
6.38%, 12/15/2038	782,000	858,448
3.00%, 11/26/2051	1,349,000	878,545
Synchrony Bank 5.63%, 8/23/2027	350,000	345,183
Visa, Inc. 0.75%, 8/15/2027	1,381,000	1,218,141
Voya Financial, Inc.
3.65%, 6/15/2026	71,000	68,428
5.70%, 7/15/2043	77,000	74,279
(3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (c)	465,000	397,029
		7,443,656
Food Products — 0.5%
Archer-Daniels-Midland Co. 2.70%, 9/15/2051	50,000	30,463
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	50,000	42,599
Campbell Soup Co. 4.80%, 3/15/2048	81,000	70,474
Conagra Brands, Inc. 5.30%, 11/1/2038	302,000	282,026
Hormel Foods Corp. 1.70%, 6/3/2028	243,000	214,589
J M Smucker Co. (The) 3.38%, 12/15/2027	1,253,000	1,181,316
JBS USA Holding Lux SARL
5.13%, 2/1/2028	150,000	147,351
3.00%, 2/2/2029	745,000	660,123
5.50%, 1/15/2030	980,000	959,237
3.75%, 12/1/2031	150,000	130,193
Kellanova 4.30%, 5/15/2028	375,000	364,427
Kraft Heinz Foods Co. 6.50%, 2/9/2040	488,000	522,597
McCormick & Co., Inc. 0.90%, 2/15/2026	11,000	10,201
Tyson Foods, Inc.
3.55%, 6/2/2027	189,000	179,883
4.35%, 3/1/2029	155,000	148,809
4.88%, 8/15/2034	1,459,000	1,372,480
5.15%, 8/15/2044	211,000	186,353
Unilever Capital Corp. (United Kingdom) 2.90%, 5/5/2027	657,000	622,546
		7,125,667

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	65,000	65,977
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	458,000	366,724
		432,701
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	21,488
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	255,000	245,235
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	200,000	132,390
CSX Corp.
4.10%, 11/15/2032	30,000	27,871
4.75%, 5/30/2042	586,000	531,608
4.30%, 3/1/2048	24,000	20,041
2.50%, 5/15/2051	145,000	85,225
Norfolk Southern Corp.
4.45%, 3/1/2033	50,000	47,108
4.45%, 6/15/2045	27,000	22,970
3.40%, 11/1/2049	228,000	159,314
3.05%, 5/15/2050	84,000	54,584
3.70%, 3/15/2053	514,000	370,526
3.16%, 5/15/2055	31,000	19,568
4.10%, 5/15/2121	469,000	330,780
Union Pacific Corp.
3.38%, 2/1/2035	601,000	512,318
3.38%, 2/14/2042	408,000	314,339
2.95%, 3/10/2052	605,000	389,154
3.84%, 3/20/2060	166,000	121,645
4.10%, 9/15/2067	452,000	340,583
		3,746,747
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.40%, 6/30/2030	446,000	367,067
6.15%, 11/30/2037	375,000	406,718
Baxter International, Inc.
2.27%, 12/1/2028	537,000	469,877
2.54%, 2/1/2032	477,000	387,232
3.13%, 12/1/2051	1,458,000	911,566
Becton Dickinson & Co.
2.82%, 5/20/2030	30,000	26,229
4.30%, 8/22/2032	50,000	46,504
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,409,000	1,228,369
Solventum Corp. 6.00%, 5/15/2064 (e)	284,000	271,079
		4,114,641
Health Care Providers & Services — 0.9%
Cardinal Health, Inc. 3.75%, 9/15/2025	150,000	146,706
Cencora, Inc. 2.70%, 3/15/2031	233,000	197,580
Centene Corp. 3.00%, 10/15/2030	11,000	9,351

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cigna Group (The)
3.40%, 3/1/2027	10,000	9,542
3.40%, 3/15/2051	520,000	352,608
CommonSpirit Health 4.35%, 11/1/2042	25,000	21,176
CVS Health Corp.
5.00%, 2/20/2026	150,000	148,619
3.00%, 8/15/2026	180,000	170,860
4.30%, 3/25/2028	1,000,000	963,465
3.25%, 8/15/2029	14,000	12,640
1.75%, 8/21/2030	89,000	71,782
2.13%, 9/15/2031	155,000	123,488
4.78%, 3/25/2038	30,000	26,683
6.13%, 9/15/2039	450,000	449,847
4.13%, 4/1/2040	724,000	583,090
2.70%, 8/21/2040	126,000	83,488
5.05%, 3/25/2048	993,000	855,776
Elevance Health, Inc.
1.50%, 3/15/2026	181,000	169,105
3.65%, 12/1/2027	15,000	14,272
2.88%, 9/15/2029	67,000	59,757
5.50%, 10/15/2032	1,036,000	1,045,691
4.75%, 2/15/2033	150,000	143,896
4.63%, 5/15/2042	10,000	8,834
4.38%, 12/1/2047	100,000	83,268
3.70%, 9/15/2049	612,000	450,663
HCA, Inc.
3.13%, 3/15/2027	1,726,000	1,625,647
3.50%, 9/1/2030	500,000	447,490
Humana, Inc.
1.35%, 2/3/2027	207,000	186,614
5.88%, 3/1/2033	50,000	50,666
4.80%, 3/15/2047	190,000	161,040
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	177,192
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	126,000	83,221
McKesson Corp. 5.10%, 7/15/2033	478,000	475,655
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	147,000	140,893
Montefiore Obligated Group 4.29%, 9/1/2050	346,000	217,128
MyMichigan Health Series 2020, 3.41%, 6/1/2050	224,000	158,002
Quest Diagnostics, Inc. 2.95%, 6/30/2030	30,000	26,436
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	307,000	289,241
UnitedHealth Group, Inc.
3.45%, 1/15/2027	30,000	28,855
3.38%, 4/15/2027	20,000	19,149
4.25%, 1/15/2029	30,000	29,041
2.30%, 5/15/2031	99,000	82,705
4.50%, 4/15/2033	18,000	17,083
5.80%, 3/15/2036	147,000	153,101
2.90%, 5/15/2050	440,000	283,999

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.25%, 5/15/2051	1,923,000	1,315,819
4.75%, 5/15/2052	500,000	442,508
3.13%, 5/15/2060	1,545,000	973,204
		13,586,876
Health Care REITs — 0.1%
Healthpeak OP LLC
2.88%, 1/15/2031	319,000	273,487
6.75%, 2/1/2041	82,000	89,552
Ventas Realty LP
4.00%, 3/1/2028	268,000	254,800
5.70%, 9/30/2043	145,000	138,248
Welltower OP LLC 4.95%, 9/1/2048	160,000	143,641
		899,728
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
3.55%, 3/15/2028	248,000	235,178
4.63%, 4/13/2030	650,000	634,624
Expedia Group, Inc.
5.00%, 2/15/2026	517,000	512,064
3.25%, 2/15/2030	601,000	536,814
2.95%, 3/15/2031	30,000	25,832
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	30,000	25,921
McDonald's Corp.
1.45%, 9/1/2025	15,000	14,292
4.60%, 9/9/2032	30,000	28,861
4.70%, 12/9/2035	101,000	95,226
4.60%, 5/26/2045	312,000	271,039
Starbucks Corp.
2.00%, 3/12/2027	173,000	159,053
3.00%, 2/14/2032	793,000	682,684
		3,221,588
Household Durables — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	190,000	187,809
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	161,553
Lennar Corp. 4.75%, 11/29/2027	150,000	148,097
NVR, Inc. 3.00%, 5/15/2030	115,000	100,943
PulteGroup, Inc.
7.88%, 6/15/2032	85,000	97,090
6.00%, 2/15/2035	130,000	133,257
Toll Brothers Finance Corp. 4.88%, 11/15/2025	25,000	24,717
Whirlpool Corp.
4.70%, 5/14/2032	100,000	93,239
5.50%, 3/1/2033	30,000	29,317
		976,022
Household Products — 0.2%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	250,000	258,403

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
Clorox Co. (The) 4.40%, 5/1/2029	219,000	212,205
Colgate-Palmolive Co. 4.60%, 3/1/2033	80,000	78,254
Kimberly-Clark Corp.
3.10%, 3/26/2030	240,000	217,883
6.63%, 8/1/2037	1,000,000	1,132,400
5.30%, 3/1/2041	181,000	178,072
Procter & Gamble Co. (The) 4.05%, 1/26/2033	483,000	459,188
		2,536,405
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	203,401
5.75%, 10/1/2041	90,000	87,826
5.60%, 6/15/2042	106,000	101,974
		393,201
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/2027 (b)	150,000	139,304
2.38%, 8/26/2029	79,000	68,649
3.63%, 10/15/2047	116,000	84,090
3.25%, 8/26/2049 (b)	592,000	403,611
Honeywell International, Inc.
5.00%, 2/15/2033	426,000	425,305
4.50%, 1/15/2034	544,000	519,022
		1,639,981
Industrial REITs — 0.0% ^
Prologis LP
4.88%, 6/15/2028	50,000	49,612
4.38%, 2/1/2029	18,000	17,500
1.75%, 7/1/2030	86,000	70,493
1.75%, 2/1/2031	182,000	147,015
5.13%, 1/15/2034	50,000	49,183
		333,803
Insurance — 0.6%
Aflac, Inc. 3.60%, 4/1/2030	250,000	230,524
Allstate Corp. (The)
3.28%, 12/15/2026	488,000	464,806
4.50%, 6/15/2043	42,000	35,983
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (c)	18,000	18,064
American International Group, Inc.
3.88%, 1/15/2035	670,000	592,812
4.75%, 4/1/2048	149,000	133,182
Aon Global Ltd. 3.88%, 12/15/2025	62,000	60,492
Arthur J Gallagher & Co. 2.40%, 11/9/2031	80,000	64,832
Athene Holding Ltd. 3.50%, 1/15/2031	36,000	31,777
AXA SA (France) 8.60%, 12/15/2030	86,000	100,267

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (c)	83,000	75,494
Berkshire Hathaway Finance Corp. 2.88%, 3/15/2032	292,000	253,686
Brighthouse Financial, Inc. 3.85%, 12/22/2051	284,000	177,964
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	243,548
Chubb INA Holdings LLC 3.05%, 12/15/2061	252,000	159,934
CNA Financial Corp.
3.90%, 5/1/2029	10,000	9,405
5.50%, 6/15/2033	126,000	124,743
Fidelity National Financial, Inc. 2.45%, 3/15/2031	10,000	8,099
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	668,000	593,322
Lincoln National Corp.
3.05%, 1/15/2030 (b)	1,413,000	1,248,102
3.40%, 1/15/2031	244,000	214,121
Loews Corp. 3.75%, 4/1/2026	37,000	35,991
Markel Group, Inc. 4.30%, 11/1/2047	87,000	69,263
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	1,694,000	1,430,718
MetLife, Inc.
6.38%, 6/15/2034	750,000	804,075
5.70%, 6/15/2035	831,000	849,122
4.88%, 11/13/2043	186,000	169,298
4.05%, 3/1/2045	172,000	138,793
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	39,000	38,843
Old Republic International Corp. 4.88%, 10/1/2024	29,000	28,892
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	41,959
Prudential Financial, Inc.
3.94%, 12/7/2049	781,000	594,235
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	132,000	132,466
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	371,000	341,204
Travelers Cos., Inc. (The) 3.05%, 6/8/2051	23,000	15,358
		9,531,374
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.45%, 8/15/2025	1,477,000	1,400,099
0.80%, 8/15/2027	100,000	88,689
2.05%, 8/15/2050	858,000	488,108
Baidu, Inc. (China) 1.72%, 4/9/2026	946,000	884,016
Meta Platforms, Inc.
3.50%, 8/15/2027	210,000	201,385
4.80%, 5/15/2030	200,000	199,159
4.45%, 8/15/2052	307,000	262,080
		3,523,536
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	253,000	213,386
International Business Machines Corp.
4.50%, 2/6/2026	450,000	445,411
3.45%, 2/19/2026	150,000	145,631

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
5.88%, 11/29/2032	1,233,000	1,290,333
4.75%, 2/6/2033	150,000	145,123
4.00%, 6/20/2042	97,000	78,722
		2,318,606
Leisure Products — 0.0% ^
Brunswick Corp.
4.40%, 9/15/2032 (b)	500,000	445,382
5.10%, 4/1/2052	10,000	7,751
Hasbro, Inc. 3.90%, 11/19/2029	227,000	207,909
		661,042
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028 (b)	2,156,000	1,891,252
5.20%, 1/31/2034	200,000	200,409
		2,091,661
Machinery — 0.1%
Cummins, Inc. 2.60%, 9/1/2050	755,000	454,652
Dover Corp. 3.15%, 11/15/2025	576,000	557,560
IDEX Corp. 3.00%, 5/1/2030	30,000	26,201
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	120,988
Parker-Hannifin Corp. 4.25%, 9/15/2027	317,000	308,189
Snap-on, Inc. 3.10%, 5/1/2050	256,000	175,062
		1,642,652
Media — 0.5%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,062,000	902,805
5.38%, 5/1/2047	555,000	445,229
3.70%, 4/1/2051	697,000	426,499
6.83%, 10/23/2055	202,000	191,664
Comcast Corp.
3.38%, 8/15/2025	92,000	89,951
3.15%, 3/1/2026	489,000	472,590
3.30%, 2/1/2027	107,000	102,417
4.25%, 1/15/2033	100,000	92,863
4.80%, 5/15/2033	400,000	386,701
4.40%, 8/15/2035	38,000	34,923
3.20%, 7/15/2036	844,000	677,314
3.25%, 11/1/2039	1,435,000	1,095,034
2.99%, 11/1/2063	100,000	58,361
Discovery Communications LLC
4.90%, 3/11/2026	150,000	148,058
5.00%, 9/20/2037	84,000	72,820
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,087,748
Omnicom Group, Inc.
2.45%, 4/30/2030	30,000	25,649
2.60%, 8/1/2031	186,000	156,054

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Paramount Global
4.20%, 5/19/2032	968,000	805,561
6.88%, 4/30/2036	20,000	19,102
		7,291,343
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	100,000	103,290
4.25%, 7/16/2029	20,000	19,081
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	148,436
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	83,000	79,605
5.45%, 3/15/2043	748,000	705,521
Newmont Corp.
2.25%, 10/1/2030	218,000	183,991
4.88%, 3/15/2042	1,947,000	1,781,359
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	49,484
4.75%, 3/22/2042	274,000	252,825
Steel Dynamics, Inc. 5.00%, 12/15/2026	171,000	169,505
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	1,817,000	1,508,760
		5,001,857
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	2,315,000	2,034,332
Avista Corp. 4.00%, 4/1/2052	92,000	68,635
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	750,000	701,577
1.65%, 5/15/2031	44,000	34,669
2.85%, 5/15/2051	423,000	258,159
Black Hills Corp. 5.95%, 3/15/2028	996,000	1,015,053
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	26,432
CMS Energy Corp. 4.88%, 3/1/2044	18,000	16,236
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	23,000	19,125
3.70%, 11/15/2059	1,561,000	1,076,208
Consumers Energy Co.
4.63%, 5/15/2033	200,000	191,006
3.95%, 5/15/2043	20,000	16,232
3.10%, 8/15/2050	154,000	108,090
2.50%, 5/1/2060	1,755,000	988,309
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	107,000	101,359
Series C, 3.38%, 4/1/2030	130,000	116,791
Series A, 4.35%, 8/15/2032	150,000	139,285
Series C, 4.05%, 9/15/2042	40,000	31,453
4.70%, 12/1/2044	249,000	211,195
DTE Energy Co. 2.95%, 3/1/2030	488,000	426,214

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
NiSource, Inc.
5.40%, 6/30/2033	30,000	29,581
5.25%, 2/15/2043	283,000	261,587
4.38%, 5/15/2047	95,000	77,404
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	388,621	342,449
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025	20,000	18,881
1.60%, 8/15/2030	15,000	12,028
6.13%, 10/15/2033	200,000	207,172
Puget Sound Energy, Inc. 5.80%, 3/15/2040	80,000	80,137
San Diego Gas & Electric Co. 2.95%, 8/15/2051	100,000	64,489
Sempra
5.50%, 8/1/2033	30,000	29,885
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (c)	9,000	8,333
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	850,000	838,889
4.40%, 5/30/2047	72,000	58,347
		9,609,542
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	500,000	487,004
Boston Properties LP
3.65%, 2/1/2026	50,000	48,152
2.75%, 10/1/2026	65,000	60,560
3.25%, 1/30/2031	461,000	388,472
2.55%, 4/1/2032	258,000	201,008
COPT Defense Properties LP 2.00%, 1/15/2029	711,000	601,829
Kilroy Realty LP 2.65%, 11/15/2033	640,000	467,800
Piedmont Operating Partnership LP 3.15%, 8/15/2030	576,000	455,070
		2,709,895
Oil, Gas & Consumable Fuels — 1.6%
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	178,312
BP Capital Markets America, Inc.
3.80%, 9/21/2025	30,000	29,446
2.72%, 1/12/2032	230,000	195,075
3.06%, 6/17/2041	25,000	18,189
3.00%, 2/24/2050	424,000	276,238
2.94%, 6/4/2051	198,000	126,113
BP Capital Markets plc 3.28%, 9/19/2027	30,000	28,368
Canadian Natural Resources Ltd. (Canada) 2.05%, 7/15/2025	1,599,000	1,535,643
Chevron Corp. 2.24%, 5/11/2030	19,000	16,364
Chevron USA, Inc. 0.69%, 8/12/2025	736,000	699,191
Continental Resources, Inc. 4.38%, 1/15/2028	96,000	92,210
Devon Energy Corp.
4.50%, 1/15/2030	38,000	36,350
7.95%, 4/15/2032	30,000	34,162
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	33,282

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.25%, 3/15/2053	10,000	10,324
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	73,000	66,894
2.50%, 8/1/2033	1,389,000	1,095,684
3.40%, 8/1/2051	20,000	13,516
Energy Transfer LP
4.75%, 1/15/2026	11,000	10,866
5.50%, 6/1/2027	150,000	150,264
4.95%, 6/15/2028	30,000	29,538
5.25%, 4/15/2029	1,000,000	994,716
5.75%, 2/15/2033	30,000	30,089
4.90%, 3/15/2035	269,000	250,792
5.35%, 5/15/2045	951,000	851,974
5.40%, 10/1/2047	26,000	23,350
6.25%, 4/15/2049	440,000	438,432
5.00%, 5/15/2050	299,000	253,794
Enterprise Products Operating LLC
4.45%, 2/15/2043	861,000	741,362
3.30%, 2/15/2053	94,000	63,451
EOG Resources, Inc.
4.15%, 1/15/2026	1,209,000	1,188,646
3.90%, 4/1/2035	401,000	357,868
EQT Corp. 7.00%, 2/1/2030 (g)	144,000	152,347
Exxon Mobil Corp.
3.48%, 3/19/2030	1,000,000	927,845
4.11%, 3/1/2046	657,000	547,544
3.45%, 4/15/2051	596,000	429,780
Hess Corp. 7.30%, 8/15/2031	287,000	319,814
Kinder Morgan Energy Partners LP 6.38%, 3/1/2041	11,000	11,158
Kinder Morgan, Inc.
4.80%, 2/1/2033	2,001,000	1,883,056
5.55%, 6/1/2045	217,000	203,445
5.20%, 3/1/2048	744,000	658,140
Marathon Oil Corp. 6.80%, 3/15/2032	98,000	106,623
Marathon Petroleum Corp.
5.13%, 12/15/2026	73,000	72,546
6.50%, 3/1/2041	170,000	179,265
MPLX LP
4.50%, 4/15/2038	11,000	9,565
5.20%, 3/1/2047	340,000	305,277
4.70%, 4/15/2048	165,000	136,743
4.90%, 4/15/2058	957,000	786,587
ONEOK Partners LP 6.65%, 10/1/2036	42,000	44,113
ONEOK, Inc.
4.55%, 7/15/2028	550,000	533,819
3.40%, 9/1/2029	55,000	50,143
4.45%, 9/1/2049	20,000	15,781

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ovintiv, Inc.
5.65%, 5/15/2028	497,000	501,903
6.25%, 7/15/2033	28,000	28,761
6.50%, 8/15/2034	200,000	208,433
Phillips 66 Co. 3.75%, 3/1/2028	934,000	887,753
Pioneer Natural Resources Co. 1.13%, 1/15/2026	814,000	761,771
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	150,000	150,573
4.20%, 3/15/2028	150,000	144,531
Targa Resources Partners LP
6.50%, 7/15/2027	450,000	452,974
4.00%, 1/15/2032	50,000	44,654
Tosco Corp. 8.13%, 2/15/2030	343,000	394,034
TotalEnergies Capital International SA (France) 2.83%, 1/10/2030	70,000	62,541
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	13,000	12,198
2.50%, 10/12/2031	50,000	41,512
4.75%, 5/15/2038	428,000	387,966
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	272,000	235,821
Valero Energy Corp.
3.40%, 9/15/2026	598,000	572,784
2.80%, 12/1/2031	20,000	16,868
3.65%, 12/1/2051	364,000	253,023
Western Midstream Operating LP 5.30%, 3/1/2048	624,000	536,963
Williams Cos., Inc. (The)
3.75%, 6/15/2027	887,000	847,608
5.65%, 3/15/2033	75,000	75,453
4.90%, 1/15/2045	133,000	116,364
3.50%, 10/15/2051	10,000	6,925
		23,985,507
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	360,720
Suzano International Finance BV (Brazil) 5.50%, 1/17/2027	154,000	152,517
		513,237
Passenger Airlines — 0.0% ^
Southwest Airlines Co. 5.13%, 6/15/2027	100,000	99,339
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) 4.38%, 5/15/2028	300,000	293,759
Kenvue, Inc.
5.35%, 3/22/2026	300,000	300,910
5.05%, 3/22/2028	180,000	180,502
5.00%, 3/22/2030	330,000	329,644
4.90%, 3/22/2033	330,000	324,656
		1,429,471
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	3,029,000	2,675,357

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	144,000	126,449
3.40%, 7/26/2029	30,000	27,782
3.25%, 8/1/2042	10,000	7,389
5.50%, 2/22/2044	500,000	494,335
4.63%, 5/15/2044	127,000	112,561
4.25%, 10/26/2049	1,019,000	831,864
5.55%, 2/22/2054	500,000	492,659
3.90%, 3/15/2062	200,000	144,112
Eli Lilly & Co.
3.10%, 5/15/2027	115,000	109,558
4.70%, 2/27/2033	150,000	146,660
2.25%, 5/15/2050	1,267,000	729,952
2.50%, 9/15/2060	237,000	131,984
Johnson & Johnson
0.55%, 9/1/2025	756,000	715,437
3.55%, 3/1/2036	50,000	43,304
3.40%, 1/15/2038	181,000	150,847
Merck & Co., Inc.
3.40%, 3/7/2029	785,000	736,350
3.60%, 9/15/2042	48,000	37,833
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	29,023
Pfizer, Inc.
3.00%, 12/15/2026	10,000	9,540
3.60%, 9/15/2028 (b)	835,000	796,879
3.45%, 3/15/2029	220,000	206,910
1.75%, 8/18/2031	69,000	55,574
4.00%, 12/15/2036	318,000	282,250
4.10%, 9/15/2038	71,000	62,366
Pharmacia LLC 6.60%, 12/1/2028 (g)	350,000	370,948
Royalty Pharma plc 1.75%, 9/2/2027	456,000	406,796
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	294,000	247,080
Viatris, Inc.
2.30%, 6/22/2027	300,000	272,078
3.85%, 6/22/2040	1,141,000	832,092
4.00%, 6/22/2050	201,000	135,714
Wyeth LLC 5.95%, 4/1/2037	557,000	584,398
Zoetis, Inc. 2.00%, 5/15/2030	30,000	25,048
		12,031,129
Professional Services — 0.1%
Automatic Data Processing, Inc. 1.70%, 5/15/2028	37,000	32,861
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	30,000	26,490
Concentrix Corp. 6.60%, 8/2/2028	115,000	115,933
Equifax, Inc. 2.35%, 9/15/2031	393,000	320,853
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	306,000	294,140
Verisk Analytics, Inc. 5.75%, 4/1/2033	30,000	30,624
		820,901

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	224,000	217,662
AvalonBay Communities, Inc.
1.90%, 12/1/2028	68,000	59,418
2.30%, 3/1/2030	464,000	398,041
2.45%, 1/15/2031	22,000	18,616
Camden Property Trust
4.10%, 10/15/2028	154,000	147,583
2.80%, 5/15/2030	69,000	60,494
ERP Operating LP 4.15%, 12/1/2028	427,000	410,785
Sun Communities Operating LP 4.20%, 4/15/2032	130,000	116,135
UDR, Inc.
3.00%, 8/15/2031	96,000	82,163
3.10%, 11/1/2034	1,990,000	1,594,296
		3,105,193
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	500,000	460,359
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	268,791
Realty Income Corp.
4.00%, 7/15/2029	50,000	47,083
3.40%, 1/15/2030	37,000	33,486
3.25%, 1/15/2031	500,000	441,161
		1,250,880
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc. 2.75%, 6/1/2050	14,000	9,129
Broadcom, Inc.
4.11%, 9/15/2028	46,000	44,079
4.30%, 11/15/2032	47,000	43,501
3.14%, 11/15/2035 (e)	200,000	158,798
3.19%, 11/15/2036 (e)	10,000	7,840
4.93%, 5/15/2037 (e)	1,004,000	934,239
Intel Corp.
2.45%, 11/15/2029	330,000	288,111
2.80%, 8/12/2041	1,214,000	838,959
4.25%, 12/15/2042 (b)	1,806,000	1,499,220
5.70%, 2/10/2053	255,000	249,464
3.10%, 2/15/2060	213,000	128,287
KLA Corp. 3.30%, 3/1/2050	73,000	51,187
Lam Research Corp. 3.75%, 3/15/2026	30,000	29,246
Micron Technology, Inc.
4.98%, 2/6/2026	507,000	502,741
6.75%, 11/1/2029	200,000	212,193
2.70%, 4/15/2032	200,000	164,909
NVIDIA Corp. 2.85%, 4/1/2030	200,000	180,299
NXP BV (China)
4.30%, 6/18/2029	30,000	28,681
2.65%, 2/15/2032	125,000	103,292
3.25%, 5/11/2041	1,162,000	847,550

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
QUALCOMM, Inc. 5.40%, 5/20/2033	30,000	30,912
Texas Instruments, Inc. 2.90%, 11/3/2027	1,258,000	1,180,683
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,030,000	949,049
		8,482,369
Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	30,000	27,918
Microsoft Corp.
2.50%, 9/15/2050 (e)	975,000	603,963
4.00%, 2/12/2055	1,111,000	926,247
Oracle Corp.
3.25%, 11/15/2027	688,000	646,095
3.60%, 4/1/2040	179,000	137,875
4.00%, 11/15/2047	124,000	94,065
3.60%, 4/1/2050	2,022,000	1,407,330
3.95%, 3/25/2051	1,962,000	1,444,419
Roper Technologies, Inc. 1.00%, 9/15/2025	300,000	283,293
Salesforce, Inc. 1.95%, 7/15/2031	2,258,000	1,846,925
VMware LLC
1.80%, 8/15/2028	100,000	86,761
2.20%, 8/15/2031	26,000	20,878
Workday, Inc. 3.70%, 4/1/2029	250,000	233,972
		7,759,741
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	20,000	18,287
3.38%, 10/15/2026	30,000	28,624
2.75%, 1/15/2027	130,000	121,895
3.65%, 3/15/2027	30,000	28,696
3.55%, 7/15/2027	33,000	31,255
5.50%, 3/15/2028	30,000	30,121
5.25%, 7/15/2028	30,000	29,896
2.10%, 6/15/2030	379,000	315,032
Crown Castle, Inc.
3.80%, 2/15/2028	20,000	18,877
4.80%, 9/1/2028	30,000	29,286
2.25%, 1/15/2031	185,000	151,505
2.90%, 4/1/2041	130,000	89,881
3.25%, 1/15/2051	652,000	430,112
Equinix, Inc. 3.90%, 4/15/2032	125,000	112,690
Public Storage Operating Co. 0.88%, 2/15/2026	174,000	161,742
		1,597,899
Specialty Retail — 0.4%
AutoNation, Inc.
1.95%, 8/1/2028	205,000	176,882
4.75%, 6/1/2030	30,000	28,582

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
AutoZone, Inc.
4.00%, 4/15/2030	475,000	445,076
5.20%, 8/1/2033	30,000	29,538
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	429,000	304,056
Home Depot, Inc. (The)
2.13%, 9/15/2026	500,000	468,822
2.80%, 9/14/2027	1,000,000	935,117
3.13%, 12/15/2049	250,000	168,832
2.38%, 3/15/2051	212,000	120,593
3.50%, 9/15/2056	1,023,000	718,718
Lowe's Cos., Inc.
2.50%, 4/15/2026	500,000	475,708
1.70%, 10/15/2030	135,000	109,361
5.00%, 4/15/2033	200,000	196,111
5.15%, 7/1/2033	30,000	29,732
4.38%, 9/15/2045	327,000	269,186
4.05%, 5/3/2047	191,000	147,831
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	428,000	403,991
TJX Cos., Inc. (The) 1.15%, 5/15/2028	789,000	684,439
Tractor Supply Co. 5.25%, 5/15/2033	10,000	9,897
		5,722,472
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
0.70%, 2/8/2026	1,775,000	1,652,652
2.20%, 9/11/2029	162,000	142,787
2.38%, 2/8/2041	624,000	429,309
3.45%, 2/9/2045	1,477,000	1,147,401
4.38%, 5/13/2045	2,045,000	1,816,489
2.95%, 9/11/2049	10,000	6,764
2.55%, 8/20/2060	34,000	20,336
Dell International LLC
4.90%, 10/1/2026	250,000	247,203
5.25%, 2/1/2028	150,000	150,471
3.38%, 12/15/2041	408,000	298,775
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (g)	99,000	98,300
1.75%, 4/1/2026	27,000	25,277
HP, Inc. 5.50%, 1/15/2033 (b)	150,000	150,031
NetApp, Inc. 2.70%, 6/22/2030	30,000	25,895
		6,211,690
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 2.38%, 11/1/2026	10,000	9,401
Ralph Lauren Corp. 3.75%, 9/15/2025	543,000	531,891
Tapestry, Inc. 4.13%, 7/15/2027	188,000	178,898
VF Corp. 2.95%, 4/23/2030	610,000	493,077
		1,213,267

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 0.3%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	624,552
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	150,000	133,793
3.46%, 9/6/2029	150,000	136,199
6.42%, 8/2/2033	181,000	188,943
4.39%, 8/15/2037	2,248,000	1,896,509
4.76%, 9/6/2049	66,000	52,179
Philip Morris International, Inc.
3.25%, 11/10/2024	126,000	124,722
0.88%, 5/1/2026	290,000	266,985
3.38%, 8/15/2029	40,000	36,846
3.88%, 8/21/2042	250,000	195,476
4.88%, 11/15/2043	449,000	399,371
		4,055,575
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 6/1/2029	440,000	407,348
Essential Utilities, Inc. 4.28%, 5/1/2049	24,000	18,829
		426,177
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	280,379
Rogers Communications, Inc. (Canada)
2.90%, 11/15/2026	342,000	321,744
5.00%, 3/15/2044	289,000	258,626
T-Mobile USA, Inc.
2.25%, 11/15/2031	1,041,000	844,006
4.38%, 4/15/2040	1,503,000	1,307,402
3.00%, 2/15/2041	3,252,000	2,331,575
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	1,776,000	1,733,559
		7,077,291
Total Corporate Bonds (Cost $378,439,608)		369,829,190
Commercial Mortgage-Backed Securities — 1.7%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	16,134	15,702
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	56,183
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	52,523
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	124,862
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	18,810
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	87,032
Series 2018-BN13, Class C, 4.54%, 8/15/2061 (f)	500,000	397,378
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	229,583
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	423,139
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	412,472
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,005
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	38,002

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (f)	50,000	46,767
Series 2018-B2, Class B, 4.28%, 2/15/2051 (f)	20,000	17,817
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	104,560
Series 2018-B6, Class A2, 4.20%, 10/10/2051	29,702	29,281
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	37,469
Series 2019-B11, Class A2, 3.41%, 5/15/2052	197,212	191,413
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	498,161
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	64,159
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	13,948	13,489
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (f)	30,000	27,237
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	397,785	373,965
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	28,153
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	9,370	9,152
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class B, 4.17%, 7/10/2047 (f)	30,000	29,412
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (f)	40,000	36,889
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	33,946	33,234
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	866,410
Commercial Mortgage Trust
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (f)	40,000	39,493
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	36,527	36,359
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	99,599	98,971
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	246,030
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (f)	30,000	29,020
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	29,267
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	294,537
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	29,224
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	26,216
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	18,548
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	18,535
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K728, Class A2, 3.06%, 8/25/2024 (f)	38,631	38,362
Series K040, Class A2, 3.24%, 9/25/2024	61,153	60,727
Series K731, Class A2, 3.60%, 2/25/2025 (f)	38,040	37,527
Series K051, Class A2, 3.31%, 9/25/2025	40,000	39,000
Series K735, Class A2, 2.86%, 5/25/2026	48,660	46,667
Series K057, Class A2, 2.57%, 7/25/2026	63,000	59,967
Series K063, Class A1, 3.05%, 8/25/2026	20,532	19,961
Series K059, Class A2, 3.12%, 9/25/2026 (f)	1,000,000	957,281
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	959,587
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	953,677
Series K072, Class A2, 3.44%, 12/25/2027	400,000	380,071
Series K084, Class A2, 3.78%, 10/25/2028 (f)	500,000	476,765
Series K087, Class A2, 3.77%, 12/25/2028	1,000,000	952,385
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	940,205

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,785,106
Series K096, Class A2, 2.52%, 7/25/2029	295,000	263,761
Series K100, Class A2, 2.67%, 9/25/2029	400,000	358,888
Series K102, Class A2, 2.54%, 10/25/2029	400,000	356,221
Series K113, Class A2, 1.34%, 6/25/2030	700,000	572,573
Series K158, Class A1, 3.90%, 7/25/2030	1,079,886	1,040,268
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,031,160
Series K123, Class A2, 1.62%, 12/25/2030	500,000	409,409
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,283
Series K127, Class A2, 2.11%, 1/25/2031	600,000	505,417
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	66,554
Series K155, Class A3, 3.75%, 4/25/2033	545,000	498,571
Series K157, Class A2, 3.99%, 5/25/2033 (f)	250,000	237,013
Series K156, Class A3, 3.70%, 6/25/2033 (f)	91,000	82,873
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	127,282
FNMA ACES
Series 2017-M10, Class AV2, 2.51%, 7/25/2024 (f)	17,177	17,076
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (f)	271,452	257,456
Series 2017-M14, Class A2, 2.81%, 11/25/2027 (f)	7,344	6,858
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	39,874	37,719
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	427,710	406,447
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (f)	73,351	69,664
Series 2019-M22, Class A2, 2.52%, 8/25/2029	578,631	519,652
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (f)	700,000	569,549
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (f)	170,000	159,648
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	36,601	36,461
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	24,399
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (f)	200,000	185,375
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 3.96%, 7/15/2045 (f)	13,240	12,564
Series 2015-C29, Class B, 4.12%, 5/15/2048 (f)	40,000	38,063
Series 2015-C31, Class A3, 3.80%, 8/15/2048	534,009	521,572
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	569,735
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (f)	20,000	16,340
Series 2017-C5, Class B, 4.01%, 3/15/2050 (f)	20,000	16,850
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,890
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	10,578	10,417
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	38,878
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	419,106
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	281,044
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	510,818
Series 2017-H1, Class C, 4.28%, 6/15/2050 (f)	25,000	22,567
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	46,738
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	89,108

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	655,641
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	26,052	25,279
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (f)	70,000	64,160
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (f)	50,000	46,441
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	18,938	18,715
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,554
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	117,226
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	468,797
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,928	33,713
Series 2019-C51, Class A3, 3.06%, 6/15/2052	471,462	419,515
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	440,112
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	111,261
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	8,709
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class A4, 3.49%, 9/15/2057	23,350	23,222
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	24,634
Total Commercial Mortgage-Backed Securities (Cost $27,943,565)		25,813,993
Foreign Government Securities — 1.6%
Canada Government Bond 0.75%, 5/19/2026	25,000	23,074
Export Development Canada 3.00%, 5/25/2027	295,000	280,686
Hungary Government Bond 7.63%, 3/29/2041	298,000	336,691
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	397,086
3.88%, 5/6/2051	80,000	55,008
Japan Bank for International Cooperation
1.75%, 10/17/2024	55,000	54,227
2.13%, 2/10/2025	5,000	4,886
2.75%, 1/21/2026	1,001,000	962,396
2.38%, 4/20/2026	250,000	237,565
2.25%, 11/4/2026	1,380,000	1,292,839
2.75%, 11/16/2027	60,000	55,909
3.50%, 10/31/2028	242,000	229,104
1.25%, 1/21/2031	208,000	166,616
1.88%, 4/15/2031	65,000	54,063
Japan International Cooperation Agency
2.13%, 10/20/2026	656,000	613,169
2.75%, 4/27/2027	65,000	61,085
3.38%, 6/12/2028	876,000	825,920
1.00%, 7/22/2030	710,000	565,342
Oriental Republic of Uruguay
4.38%, 10/27/2027	207,000	204,414
5.75%, 10/28/2034	76,000	78,687
Province of Alberta 3.30%, 3/15/2028	400,000	378,769
Province of British Columbia
1.75%, 9/27/2024	596,000	588,932
2.25%, 6/2/2026	35,000	33,181

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
0.90%, 7/20/2026	86,000	78,945
4.20%, 7/6/2033	550,000	523,220
Province of Ontario
2.50%, 4/27/2026	261,000	249,013
2.30%, 6/15/2026	437,000	414,194
1.05%, 5/21/2027	90,000	80,667
2.00%, 10/2/2029	320,000	278,367
1.13%, 10/7/2030	878,000	703,790
Province of Quebec
2.88%, 10/16/2024	27,000	26,740
1.50%, 2/11/2025	718,000	699,003
Republic of Chile
3.13%, 1/21/2026	190,000	182,951
2.45%, 1/31/2031	1,748,000	1,479,183
2.55%, 1/27/2032	70,000	58,276
2.55%, 7/27/2033	541,000	435,092
4.95%, 1/5/2036	250,000	238,225
4.34%, 3/7/2042	370,000	317,103
3.25%, 9/21/2071	200,000	122,217
Republic of Indonesia
3.85%, 10/15/2030	249,000	229,284
4.35%, 1/11/2048	785,000	661,155
3.05%, 3/12/2051	349,000	234,242
5.65%, 1/11/2053	55,000	55,186
Republic of Panama
8.88%, 9/30/2027	420,000	451,921
2.25%, 9/29/2032	1,067,000	761,160
6.40%, 2/14/2035	200,000	188,064
6.70%, 1/26/2036	20,000	19,208
6.85%, 3/28/2054	200,000	180,718
Republic of Peru
3.00%, 1/15/2034	325,000	260,509
3.23%, 7/28/2121	939,000	517,762
Republic of Philippines
5.17%, 10/13/2027	90,000	89,971
9.50%, 2/2/2030	304,000	367,364
5.00%, 7/17/2033	80,000	78,454
4.20%, 3/29/2047	660,000	535,662
Republic of Poland
5.50%, 11/16/2027	50,000	50,769
5.75%, 11/16/2032	18,000	18,565
5.50%, 4/4/2053	81,000	78,489
State of Israel Government Bond 2.75%, 7/3/2030	305,000	256,048
Svensk Exportkredit AB
0.63%, 10/7/2024	100,000	98,320
0.63%, 5/14/2025	205,000	196,171
2.25%, 3/22/2027	214,000	199,197
4.13%, 6/14/2028	809,000	789,111
4.88%, 10/4/2030	362,000	363,588

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Mexican States
4.50%, 4/22/2029	257,000	245,808
3.25%, 4/16/2030	505,000	443,668
2.66%, 5/24/2031	500,000	412,354
4.75%, 4/27/2032	750,000	697,987
3.50%, 2/12/2034	250,000	204,488
6.75%, 9/27/2034	43,000	45,212
6.35%, 2/9/2035	500,000	505,819
4.28%, 8/14/2041	365,000	286,076
5.00%, 4/27/2051	300,000	243,929
4.40%, 2/12/2052	370,000	273,432
6.34%, 5/4/2053	60,000	57,340
3.77%, 5/24/2061	2,070,000	1,288,982
Total Foreign Government Securities (Cost $25,765,491)		24,772,648
Supranational — 1.2%
African Development Bank (Supranational)
0.88%, 7/22/2026	381,000	350,067
4.63%, 1/4/2027	55,000	54,745
4.38%, 11/3/2027	98,000	96,833
Asian Development Bank (Supranational)
0.38%, 9/3/2025	1,753,000	1,652,669
0.50%, 2/4/2026	817,000	758,477
1.00%, 4/14/2026	926,000	861,177
1.50%, 1/20/2027	45,000	41,372
1.25%, 6/9/2028	1,258,000	1,101,666
4.50%, 8/25/2028	10,000	9,942
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	78,000	76,105
4.25%, 3/13/2034	66,000	63,819
European Bank for Reconstruction & Development (Supranational) 4.25%, 3/13/2034	459,000	445,331
European Investment Bank (Supranational)
0.38%, 12/15/2025 (b)	2,297,000	2,140,003
0.38%, 3/26/2026	2,192,000	2,019,642
2.13%, 4/13/2026	286,000	271,961
0.75%, 10/26/2026	230,000	209,093
3.88%, 3/15/2028	35,000	34,047
3.75%, 2/14/2033	448,000	421,914
Inter-American Development Bank (Supranational)
0.88%, 4/20/2026	19,000	17,619
4.38%, 2/1/2027	415,000	410,750
4.00%, 1/12/2028	614,000	599,685
4.50%, 9/13/2033	200,000	197,972
3.20%, 8/7/2042	682,000	539,599
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,842,000	1,795,554
International Bank for Reconstruction & Development (Supranational)
2.50%, 7/29/2025	139,000	134,886

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
3.13%, 11/20/2025	85,000	82,667
3.50%, 7/12/2028	432,000	413,871
1.13%, 9/13/2028	2,452,000	2,121,869
3.88%, 2/14/2030	1,000,000	963,791
1.63%, 11/3/2031	184,000	149,887
4.75%, 2/15/2035	78,000	77,982
International Finance Corp. (Supranational)
2.13%, 4/7/2026	5,000	4,755
0.75%, 10/8/2026	110,000	100,159
Nordic Investment Bank (Supranational)
2.63%, 4/4/2025	55,000	53,803
0.38%, 9/11/2025	358,000	337,162
Total Supranational (Cost $19,200,585)		18,610,874
U.S. Government Agency Securities — 1.0%
FFCB Funding Corp.
0.69%, 7/22/2025	225,000	213,764
0.57%, 8/12/2025	150,000	141,901
0.60%, 11/24/2025	283,000	264,342
4.50%, 8/14/2026	12,000	11,902
0.75%, 12/16/2026	100,000	89,984
0.69%, 2/2/2027	245,000	218,988
1.30%, 3/30/2027	820,000	742,696
0.79%, 6/21/2027	110,000	97,465
0.84%, 2/2/2028	50,000	43,225
1.12%, 9/1/2028	35,000	30,014
1.23%, 9/10/2029	35,000	29,080
1.68%, 4/29/2030	55,000	45,855
1.23%, 7/29/2030	194,000	155,615
1.15%, 8/12/2030	93,000	74,123
1.24%, 9/3/2030	129,000	103,625
1.32%, 9/9/2030	373,000	299,720
1.24%, 12/23/2030	120,000	95,107
1.38%, 1/14/2031	135,000	107,634
1.30%, 2/3/2031	125,000	99,024
2.23%, 3/12/2035	12,000	8,879
1.69%, 8/20/2035	11,000	7,696
FHLB
2.75%, 12/13/2024	325,000	320,610
2.38%, 3/14/2025	325,000	317,855
0.50%, 4/14/2025	1,055,000	1,013,164
0.58%, 2/11/2026	65,000	60,197
0.92%, 2/26/2027	150,000	135,027
3.25%, 6/9/2028	700,000	664,892
3.25%, 11/16/2028	760,000	719,781
2.13%, 9/14/2029	125,000	110,469
5.50%, 7/15/2036	475,000	509,319
FHLMC
0.38%, 9/23/2025	470,000	442,208

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
0.60%, 9/30/2025	59,000	55,601
0.63%, 10/27/2025	300,000	281,149
0.90%, 10/13/2027	65,000	56,986
4.00%, 12/14/2029 (h)	1,686,000	1,299,097
6.75%, 3/15/2031	339,000	380,443
4.68%, 11/15/2038 (h)	527,000	251,161
FNMA
0.65%, 8/14/2025	290,000	274,540
2.13%, 4/24/2026	958,000	910,266
0.75%, 10/8/2027	2,078,000	1,827,193
7.25%, 5/15/2030	75,000	85,217
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	446,000	465,997
Tennessee Valley Authority
7.13%, 5/1/2030	119,000	133,937
4.70%, 7/15/2033	1,907,000	1,905,652
3.50%, 12/15/2042	99,000	80,518
Total U.S. Government Agency Securities (Cost $15,715,813)		15,181,918
Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	784,400
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	196,082
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 5/15/2027	750,000	735,940
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	373,629
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	343,401
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	95,776
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	125,725	114,005
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	734,497
Evergy Metro, Inc., 4.20%, 3/15/2048	64,000	50,910
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	566,825
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	572,937
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A4, 0.58%, 1/16/2026	297,654	296,125
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	452,903	445,204
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	466,696	449,993
Series 2020-1, Class A, 5.88%, 10/15/2027	165,287	165,097
Series 2016-2, Class AA, 2.88%, 10/7/2028	143,285	129,233
Series 2018-1, Class AA, 3.50%, 3/1/2030	191,039	174,396
Verizon Master Trust Series 2022-4, Class A, 3.40%, 11/20/2028	1,000,000	979,755
Total Asset-Backed Securities (Cost $7,249,606)		7,208,205
Municipal Bonds — 0.5% (i)
Arizona — 0.1%
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	614,010

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — 0.2%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	44,364
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	108,211
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	704,510
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	159,573
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	344,929
Regents of the University of California, Medical Center Pooled
Series 2010H, Rev., 6.55%, 5/15/2048	40,000	43,696
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	90,493
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	270,662
GO, 7.55%, 4/1/2039	1,400,000	1,672,500
Total California		3,438,938
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	78,613
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	123,434
Georgia — 0.0% ^
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2010A, Rev., 7.06%, 4/1/2057	48,000	53,948
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,268
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	55,763
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	52,314
State of Illinois GO, 5.10%, 6/1/2033	410,000	401,473
Total Illinois		531,818
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., University System Facilities Series 2019A, Rev., 3.04%, 10/1/2049	50,000	36,014
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	37,061
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	293,489
Total New Jersey		330,550
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	110,170
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	29,765
Texas — 0.1%
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2021A, Rev., 2.61%, 12/1/2048	100,000	67,015
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	69,693
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	266,428
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	41,941
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	122,483
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	242,451
Total Texas		810,011

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	653,388
Total Municipal Bonds (Cost $8,235,383)		6,810,659
	SHARES
Short-Term Investments — 3.3%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (j) (k) (Cost $44,797,410)	44,797,410	44,797,410
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (j) (k)	3,992,846	3,993,246
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (j) (k)	674,232	674,231
Total Investment of Cash Collateral from Securities Loaned (Cost $4,668,675)		4,667,477
Total Short-Term Investments (Cost $49,466,085)		49,464,887
Total Investments — 102.1% (Cost $1,637,402,015)		1,536,307,911
Liabilities in Excess of Other Assets — (2.1)%		(31,534,862)
NET ASSETS — 100.0%		1,504,773,049

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 is $4,505,540.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $523,000 or 0.03% of the Fund’s net
assets as of May 31, 2024.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(h)	The rate shown is the effective yield as of May 31, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,208,205	$—	$7,208,205
Commercial Mortgage-Backed Securities	—	25,813,993	—	25,813,993
Corporate Bonds	—	369,829,190	—	369,829,190
Foreign Government Securities	—	24,772,648	—	24,772,648
Mortgage-Backed Securities	—	383,106,827	—	383,106,827
Municipal Bonds	—	6,810,659	—	6,810,659

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$18,610,874	$—	$18,610,874
U.S. Government Agency Securities	—	15,181,918	—	15,181,918
U.S. Treasury Obligations	—	635,508,710	—	635,508,710
Short-Term Investments
Investment Companies	44,797,410	—	—	44,797,410
Investment of Cash Collateral from Securities Loaned	4,667,477	—	—	4,667,477
Total Short-Term Investments	49,464,887	—	—	49,464,887
Total Investments in Securities	$49,464,887	$1,486,843,024	$—	$1,536,307,911
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$4,994,144	$—	$999,999	$(200)	$(699)	$3,993,246	3,992,846	$60,300	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	2,800,792	8,095,452	10,222,013	—	—	674,231	674,232	20,704	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	87,934,755	37,761,409	80,898,754	—	—	44,797,410	44,797,410	945,357	—
Total	$95,729,691	$45,856,861	$92,120,766	$(200)	$(699)	$49,464,887		$1,026,361	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.